Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund VIII
Entity Central Index Key	0001667919
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000219664 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Deep Buffer ETF - June
Class Name	FT Vest U.S. Equity Deep Buffer ETF - June
Trading Symbol	DJUN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - June (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DJUN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DJUN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - June	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 9.50% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	7.46%
Changes in other Variables	2.89%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (June 19, 2020 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	5 Year	Since Inception (6/19/20)
FT Vest U.S. Equity Deep Buffer ETF - June	9.50%	7.77%	8.38%
S&P 500® Index	15.88%	14.74%	16.92%

Performance Inception Date	Jun. 19, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/DJUN for more recent performance information.
Net Assets	$ 279,283,109
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 2,279,686
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$279,283,109
Total number of portfolio holdings	5
Total advisory fee paid	$2,279,686
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.0%
Purchased Options	104.9%
Written Options	(5.8%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DJUN or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DJUN or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/DJUN
C000221308 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Buffer ETF - September
Class Name	FT Vest U.S. Equity Buffer ETF - September
Trading Symbol	FSEP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - September (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FSEP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FSEP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - September	$90	0.85%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 11.78% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	8.04%
Changes in other Variables	4.59%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 18, 2020 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (9/18/20)
FT Vest U.S. Equity Buffer ETF - September	11.78%	10.92%
S&P 500® Index	15.88%	16.12%

Performance Inception Date	Sep. 18, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FSEP for more recent performance information.
Net Assets	$ 942,232,797
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 6,996,259
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$942,232,797
Total number of portfolio holdings	5
Total advisory fee paid	$6,996,259
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.3%
Purchased Options	100.8%
Written Options	(1.0%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FSEP or upon request at 1-800-621-1675 or info@ftportfolios.com.
On September 22, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FSEP or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FSEP
C000223312 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Nasdaq-100® Buffer ETF - December
Class Name	FT Vest Nasdaq-100® Buffer ETF - December
Trading Symbol	QDEC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest Nasdaq-100® Buffer ETF - December (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QDEC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/QDEC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Buffer ETF - December	$97	0.90%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 14.51% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the Nasdaq-100 Index®, which returned 20.52% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	9.23%
Changes in other Variables	6.18%
Fees and Expenses	-0.90%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 18, 2020 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (12/18/20)
FT Vest Nasdaq-100® Buffer ETF - December	14.51%	9.31%
Nasdaq-100 Index®	20.52%	14.73%
S&P 500® Index	15.88%	14.21%

Performance Inception Date	Dec. 18, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/QDEC for more recent performance information.
Net Assets	$ 544,241,078
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 4,249,378
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$544,241,078
Total number of portfolio holdings	5
Total advisory fee paid	$4,249,378
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.5%
Purchased Options	101.5%
Written Options	(1.9%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/QDEC or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/QDEC or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/QDEC
C000222137 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityDeep Buffer ETF - October
Class Name	FT Vest U.S. EquityDeep Buffer ETF - October
Trading Symbol	DOCT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - October (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DOCT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DOCT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - October	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 9.12% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	5.14%
Changes in other Variables	4.83%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (October 16, 2020 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (10/16/20)
FT Vest U.S. Equity Deep Buffer ETF - October	9.12%	7.44%
S&P 500® Index	15.88%	15.22%

Performance Inception Date	Oct. 16, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/DOCT for more recent performance information.
Net Assets	$ 304,004,920
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 2,439,490
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$304,004,920
Total number of portfolio holdings	5
Total advisory fee paid	$2,439,490
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.4%
Purchased Options	100.9%
Written Options	(1.2%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DOCT or upon request at 1-800-621-1675 or info@ftportfolios.com.
On October 20, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DOCT or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/DOCT
C000236305 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Laddered Nasdaq Buffer ETF
Class Name	FT Vest Laddered Nasdaq Buffer ETF
Trading Symbol	BUFQ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest Laddered Nasdaq Buffer ETF (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BUFQ. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/BUFQ
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Laddered Nasdaq Buffer ETF	$11(1)	0.10%(1)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.

Expenses Paid, Amount	$ 11	[1]
Expense Ratio, Percent	0.10%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 14.04% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the Nasdaq-100 Index®, which returned 20.52% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	8.79%
Changes in other Variables	6.25%
Fees and Expenses**	-1.00%
The Fund holds a portfolio that consists of a number of buffer funds, and thus is exposed to the combinations of FLexible EXchange® Options (“FLEX Options”) held by the funds in its portfolio.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the underlying buffer funds’ Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
** Includes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (June 15, 2022 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (6/15/22)
FT Vest Laddered Nasdaq Buffer ETF	14.04%	17.16%
Nasdaq-100 Index®	20.52%	25.50%
S&P 500® Index	15.88%	19.85%

Performance Inception Date	Jun. 15, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 31, 2025
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/BUFQ for more recent performance information.
Net Assets	$ 1,039,795,209
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 886,534
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$1,039,795,209
Total number of portfolio holdings	5
Total advisory fee paid	$886,534
Portfolio turnover rate	1%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	100.0%
Money Market Funds	0.0%
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/BUFQ or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s annual unitary management fee was reduced from 0.20% to 0.10% of the Fund’s average daily net assets and the agreement by First Trust Advisors L.P., the Fund’s investment advisor, to waive management fees was terminated.

Material Fund Change Expenses [Text Block]
During the fiscal year ended August 31, 2025, the Fund’s annual unitary management fee was reduced from 0.20% to 0.10% of the Fund’s average daily net assets and the agreement by First Trust Advisors L.P., the Fund’s investment advisor, to waive management fees was terminated.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/BUFQ or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/BUFQ
C000230440 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Multi-Manager Small Cap Opportunities ETF
Class Name	First Trust Multi-Manager Small Cap Opportunities ETF
Trading Symbol	MMSC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Multi-Manager Small Cap Opportunities ETF (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/MMSC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/MMSC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Multi-Manager Small Cap Opportunities ETF	$100	0.95%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 10.02% for the 12 months ended August 31, 2025. The Fund underperformed its benchmark, the Russell 2000® Growth Index, which returned 10.48% for the same Period.
Underperformance versus the benchmark was driven by security selection within a few sectors, the first of which was the Healthcare sector, where the Fund’s holdings underperformed those in the benchmark. Some of the larger contributors to underperformance in the sector were an overweight to Transmedics Group, Inc. which was down 31.6% and an off-benchmark position in Acadia Healthcare Co., Inc. which was down 64.8%. Transmedics Group, Inc., which deals in organ transplant therapy, fell after reporting negative results in 2024, though it did recover some with positive results in the first quarter of 2025 on the back of strong use of their system in liver transplants. Acadia Healthcare Co., Inc. was down due to regulatory challenges. Selection in the Consumer Staples sector was another drag on the Fund’s performance as off-benchmark positions in BellRing Brands, Inc. and Freshpet, Inc. were down 26.6% and 39.1%, respectively, detracting from the Fund’s performance. Offsetting some of the negative returns was selection in the Energy and Industrials sectors where the portfolio outperformed the benchmark holdings.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (October 13, 2021 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (10/13/21)
First Trust Multi-Manager Small Cap Opportunities ETF	10.02%	2.46%
Russell 2000® Growth Index	10.48%	1.69%
Russell 3000® Index	15.84%	10.99%

Performance Inception Date	Oct. 13, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/MMSC for more recent performance information.
Net Assets	$ 26,524,802
Holdings Count | Holding	206
Advisory Fees Paid, Amount	$ 231,427
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$26,524,802
Total number of portfolio holdings	206
Total advisory fee paid	$231,427
Portfolio turnover rate	84%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Kratos Defense & Security Solutions, Inc.	1.6%
Karman Holdings, Inc.	1.5%
AeroVironment, Inc.	1.5%
Astera Labs, Inc.	1.4%
Magnite, Inc.	1.4%
Boot Barn Holdings, Inc.	1.3%
Ollie’s Bargain Outlet Holdings, Inc.	1.3%
Fabrinet	1.2%
iRhythm Technologies, Inc.	1.1%
CyberArk Software Ltd.	1.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Kratos Defense & Security Solutions, Inc.	1.6%
Karman Holdings, Inc.	1.5%
AeroVironment, Inc.	1.5%
Astera Labs, Inc.	1.4%
Magnite, Inc.	1.4%
Boot Barn Holdings, Inc.	1.3%
Ollie’s Bargain Outlet Holdings, Inc.	1.3%
Fabrinet	1.2%
iRhythm Technologies, Inc.	1.1%
CyberArk Software Ltd.	1.1%

C000246681 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityBuffer & Premium Income ETF - December
Class Name	FT Vest U.S. EquityBuffer & Premium Income ETF - December
Trading Symbol	XIDE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Buffer & Premium Income ETF - December (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XIDE. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XIDE
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer & Premium Income ETF - December	$88	0.85%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 6.73% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	4.92%
Changes in other Variables	2.66%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 15, 2023 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (12/15/23)
FT Vest U.S. Equity Buffer & Premium Income ETF - December	6.73%	7.01%
S&P 500® Index	15.88%	21.78%

Performance Inception Date	Dec. 15, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/XIDE for more recent performance information.
Net Assets	$ 22,036,549
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 186,902
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$22,036,549
Total number of portfolio holdings	8
Total advisory fee paid	$186,902
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
U.S. Treasury Bills	2.1%
Money Market Funds	0.9%
Purchased Options	108.6%
Written Options	(11.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XIDE or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s annualized target income level was reset based upon prevailing market conditions at the start of each new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XIDE or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/XIDE
C000240186 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityModerate Buffer ETF - January
Class Name	FT Vest U.S. EquityModerate Buffer ETF - January
Trading Symbol	GJAN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - January (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GJAN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/GJAN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - January	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 9.24% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	6.39%
Changes in other Variables	3.70%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (January 20, 2023 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (1/20/23)
FT Vest U.S. Equity Moderate Buffer ETF - January	9.24%	12.62%
S&P 500® Index	15.88%	22.24%

Performance Inception Date	Jan. 20, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/GJAN for more recent performance information.
Net Assets	$ 367,314,923
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 2,725,957
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$367,314,923
Total number of portfolio holdings	5
Total advisory fee paid	$2,725,957
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.6%
Purchased Options	102.2%
Written Options	(2.7%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/GJAN or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/GJAN or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/GJAN
C000241255 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityEnhance & Moderate Buffer ETF - March
Class Name	FT Vest U.S. EquityEnhance & Moderate Buffer ETF - March
Trading Symbol	XMAR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XMAR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XMAR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 10.41% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	3.64%
Changes in other Variables	7.62%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (March 17, 2023 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (3/17/23)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March	10.41%	11.73%
S&P 500® Index	15.88%	24.34%

Performance Inception Date	Mar. 17, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/XMAR for more recent performance information.
Net Assets	$ 174,230,133
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 1,458,598
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$174,230,133
Total number of portfolio holdings	6
Total advisory fee paid	$1,458,598
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	125.0%
Written Options	(25.7%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XMAR or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XMAR or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/XMAR
C000248798 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Nasdaq-100® ModerateBuffer ETF - August
Class Name	FT Vest Nasdaq-100® ModerateBuffer ETF - August
Trading Symbol	QMAG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest Nasdaq-100® Moderate Buffer ETF - August (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QMAG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/QMAG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Moderate Buffer ETF - August	$96	0.90%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 13.03% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the Nasdaq-100 Index®, which returned 20.52% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	9.44%
Changes in other Variables	4.49%
Fees and Expenses	-0.90%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (August 16, 2024 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (8/16/24)
FT Vest Nasdaq-100® Moderate Buffer ETF - August	13.03%	12.92%
Nasdaq-100 Index®	20.52%	20.04%
S&P 500® Index	15.88%	17.14%

Performance Inception Date	Aug. 16, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/QMAG for more recent performance information.
Net Assets	$ 48,686,291
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 424,831
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$48,686,291
Total number of portfolio holdings	5
Total advisory fee paid	$424,831
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.1%
Purchased Options	104.6%
Written Options	(5.7%)
Net Other Assets and Liabilities	0.0%
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/QMAG or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/QMAG or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/QMAG
C000219662 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Buffer ETF - June
Class Name	FT Vest U.S. Equity Buffer ETF - June
Trading Symbol	FJUN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - June (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FJUN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FJUN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - June	$90	0.85%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 10.80% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	9.40%
Changes in other Variables	2.25%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (June 19, 2020 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	5 Year	Since Inception (6/19/20)
FT Vest U.S. Equity Buffer ETF - June	10.80%	11.09%	12.22%
S&P 500® Index	15.88%	14.74%	16.92%

Performance Inception Date	Jun. 19, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FJUN for more recent performance information.
Net Assets	$ 993,034,786
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 7,795,099
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$993,034,786
Total number of portfolio holdings	5
Total advisory fee paid	$7,795,099
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.0%
Purchased Options	104.3%
Written Options	(5.2%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FJUN or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FJUN or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FJUN
C000218409 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Deep Buffer ETF - May
Class Name	FT Vest U.S. Equity Deep Buffer ETF - May
Trading Symbol	DMAY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - May (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DMAY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DMAY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - May	$90	0.85%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 10.94% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	6.06%
Changes in other Variables	5.73%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (May 15, 2020 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	5 Year	Since Inception (5/15/20)
FT Vest U.S. Equity Deep Buffer ETF - May	10.94%	6.38%	7.18%
S&P 500® Index	15.88%	14.74%	18.38%

Performance Inception Date	May 15, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/DMAY for more recent performance information.
Net Assets	$ 289,139,562
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 2,248,710
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$289,139,562
Total number of portfolio holdings	5
Total advisory fee paid	$2,248,710
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.9%
Purchased Options	104.2%
Written Options	(5.0%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DMAY or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DMAY or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/DMAY
C000222135 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Buffer ETF - October
Class Name	FT Vest U.S. Equity Buffer ETF - October
Trading Symbol	FOCT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - October (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FOCT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FOCT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - October	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 10.06% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	6.90%
Changes in other Variables	4.01%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (October 16, 2020 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (10/16/20)
FT Vest U.S. Equity Buffer ETF - October	10.06%	9.40%
S&P 500® Index	15.88%	15.22%

Performance Inception Date	Oct. 16, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FOCT for more recent performance information.
Net Assets	$ 947,662,097
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 6,842,481
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$947,662,097
Total number of portfolio holdings	5
Total advisory fee paid	$6,842,481
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.4%
Purchased Options	100.3%
Written Options	(0.6%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FOCT or upon request at 1-800-621-1675 or info@ftportfolios.com.
On October 20, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FOCT or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FOCT
C000220040 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Buffer ETF - July
Class Name	FT Vest U.S. Equity Buffer ETF - July
Trading Symbol	FJUL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - July (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FJUL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FJUL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - July	$91	0.85%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 13.31% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	9.43%
Changes in other Variables	4.73%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 17, 2020 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	5 Year	Since Inception (7/17/20)
FT Vest U.S. Equity Buffer ETF - July	13.31%	11.16%	11.84%
S&P 500® Index	15.88%	14.74%	16.26%

Performance Inception Date	Jul. 17, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FJUL for more recent performance information.
Net Assets	$ 1,026,060,336
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 8,137,044
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$1,026,060,336
Total number of portfolio holdings	5
Total advisory fee paid	$8,137,044
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.1%
Purchased Options	103.1%
Written Options	(4.1%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FJUL or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FJUL or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FJUL
C000230351 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust SkyBridge Crypto Industry and Digital Economy ETF
Class Name	First Trust SkyBridge Crypto Industry and Digital Economy ETF
Trading Symbol	CRPT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust SkyBridge Crypto Industry and Digital Economy ETF (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/CRPT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/CRPT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust SkyBridge Crypto Industry and Digital Economy ETF	$121	0.85%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 84.26% for the 12 months ended August 31, 2025. The Fund outperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This outperformance was driven by the Fund’s exposure to crypto industry equities (for example, Metaplanet, Inc.) and Bitcoin exchange-traded-products (for example, the iShares Bitcoin Trust ETF) that experienced a sharp increase in value driven by the strength of the broader crypto industry and Bitcoin’s significant increase in price over the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 20, 2021 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (9/20/21)
First Trust SkyBridge Crypto Industry and Digital Economy ETF	84.26%	3.17%
S&P 500® Index	15.88%	12.16%

Performance Inception Date	Sep. 20, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 31, 2025
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/CRPT for more recent performance information.
Net Assets	$ 145,253,064
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 848,928
Investment Company Portfolio Turnover	318.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$145,253,064
Total number of portfolio holdings	33
Total advisory fee paid	$848,928
Portfolio turnover rate	318%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Metaplanet, Inc.	11.9%
JPMorgan Chase & Co.	7.0%
Robinhood Markets, Inc., Class A	5.4%
iShares Bitcoin Trust ETF	4.5%
Fidelity Wise Origin Bitcoin Fund	4.2%
Coinbase Global, Inc., Class A	3.9%
Salesforce, Inc.	3.8%
NVIDIA Corp.	3.8%
VanEck Bitcoin ETF	3.8%
Invesco Galaxy Bitcoin ETF	3.8%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Metaplanet, Inc.	11.9%
JPMorgan Chase & Co.	7.0%
Robinhood Markets, Inc., Class A	5.4%
iShares Bitcoin Trust ETF	4.5%
Fidelity Wise Origin Bitcoin Fund	4.2%
Coinbase Global, Inc., Class A	3.9%
Salesforce, Inc.	3.8%
NVIDIA Corp.	3.8%
VanEck Bitcoin ETF	3.8%
Invesco Galaxy Bitcoin ETF	3.8%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/CRPT or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s principal investment strategies were revised to allow the Fund to invest up to 25% of its net assets in Bitcoin Exchange-Traded Products through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Fund’s principal investment strategies and principal risks were revised accordingly.

Material Fund Change Strategies [Text Block]
During the fiscal year ended August 31, 2025, the Fund’s principal investment strategies were revised to allow the Fund to invest up to 25% of its net assets in Bitcoin Exchange-Traded Products through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Fund’s principal investment strategies and principal risks were revised accordingly.

Material Fund Change Risks Change [Text Block]	The Fund’s principal investment strategies and principal risks were revised accordingly.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/CRPT or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/CRPT
C000230294 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Nasdaq-100® Buffer ETF - September
Class Name	FT Vest Nasdaq-100® Buffer ETF - September
Trading Symbol	QSPT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest Nasdaq-100® Buffer ETF - September (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QSPT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/QSPT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Buffer ETF - September	$97	0.90%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 15.56% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the Nasdaq-100 Index®, which returned 20.52% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	8.85%
Changes in other Variables	7.61%
Fees and Expenses	-0.90%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 17, 2021 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (9/17/21)
FT Vest Nasdaq-100® Buffer ETF - September	15.56%	11.03%
Nasdaq-100 Index®	20.52%	12.21%
S&P 500® Index	15.88%	11.65%

Performance Inception Date	Sep. 17, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/QSPT for more recent performance information.
Net Assets	$ 407,587,908
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 3,338,085
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$407,587,908
Total number of portfolio holdings	5
Total advisory fee paid	$3,338,085
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.3%
Purchased Options	102.1%
Written Options	(2.3%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/QSPT or upon request at 1-800-621-1675 or info@ftportfolios.com.
On September 22, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/QSPT or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/QSPT
C000239915 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Small CapModerate Buffer ETF - May
Class Name	FT Vest U.S. Small CapModerate Buffer ETF - May
Trading Symbol	SMAY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Small Cap Moderate Buffer ETF - May (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/SMAY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/SMAY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Small Cap Moderate Buffer ETF - May	$91	0.90%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 2.58% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the Russell 2000® Index, which returned 8.17% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	4.24%
Changes in other Variables	-0.76%
Fees and Expenses	-0.90%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (May 19, 2023 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (5/19/23)
FT Vest U.S. Small Cap Moderate Buffer ETF - May	2.58%	10.16%
Russell 2000® Index	8.17%	15.09%
Russell 3000® Index	15.84%	22.21%

Performance Inception Date	May 19, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/SMAY for more recent performance information.
Net Assets	$ 100,205,851
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 740,169
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$100,205,851
Total number of portfolio holdings	5
Total advisory fee paid	$740,169
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.9%
Purchased Options	106.7%
Written Options	(7.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/SMAY or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/SMAY or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/SMAY
C000231330 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Buffered Allocation Defensive ETF
Class Name	FT Vest Buffered Allocation Defensive ETF
Trading Symbol	BUFT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest Buffered Allocation Defensive ETF (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BUFT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/BUFT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Buffered Allocation Defensive ETF	$21(1)	0.20%(1)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.

Expenses Paid, Amount	$ 21	[2]
Expense Ratio, Percent	0.20%	[2]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 8.75% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	5.91%
Changes in other Variables	3.89%
Fees and Expenses**	-1.05%
The Fund holds a portfolio that consists of a number of buffer funds, and thus is exposed to the combinations of FLexible EXchange® Options (“FLEX Options”) held by the funds in its portfolio.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the underlying buffer funds’ Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
** Includes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (October 26, 2021 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (10/26/21)
FT Vest Buffered Allocation Defensive ETF	8.75%	4.82%
S&P 500® Index	15.88%	11.05%

Performance Inception Date	Oct. 26, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 31, 2025
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/BUFT for more recent performance information.
Net Assets	$ 127,092,706
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 241,328
Investment Company Portfolio Turnover	293.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$127,092,706
Total number of portfolio holdings	8
Total advisory fee paid	$241,328
Portfolio turnover rate	293%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	100.0%
Money Market Funds	0.0%
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/BUFT or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s diversification status under the Investment Company Act of 1940 changed from non-diversified to diversified. The Fund’s principal investment strategies and principal risks were revised accordingly.

Material Fund Change Strategies [Text Block]	The Fund’s principal investment strategies and principal risks were revised accordingly.
Material Fund Change Risks Change [Text Block]
During the fiscal year ended August 31, 2025, the Fund’s diversification status under the Investment Company Act of 1940 changed from non-diversified to diversified. The Fund’s principal investment strategies and principal risks were revised accordingly.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/BUFT or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/BUFT
C000248800 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Nasdaq-100® ModerateBuffer ETF - May
Class Name	FT Vest Nasdaq-100® ModerateBuffer ETF - May
Trading Symbol	QMMY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest Nasdaq-100® Moderate Buffer ETF - May (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QMMY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/QMMY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Moderate Buffer ETF - May	$97	0.90%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 16.21% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the Nasdaq-100 Index®, which returned 20.52% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	8.99%
Changes in other Variables	8.12%
Fees and Expenses	-0.90%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (May 17, 2024 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (5/17/24)
FT Vest Nasdaq-100® Moderate Buffer ETF - May	16.21%	15.79%
Nasdaq-100 Index®	20.52%	20.70%
S&P 500® Index	15.88%	18.06%

Performance Inception Date	May 17, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/QMMY for more recent performance information.
Net Assets	$ 91,261,954
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 593,919
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$91,261,954
Total number of portfolio holdings	5
Total advisory fee paid	$593,919
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.9%
Purchased Options	105.7%
Written Options	(6.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/QMMY or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/QMMY or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/QMMY
C000214901 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Buffer ETF - November
Class Name	FT Vest U.S. Equity Buffer ETF - November
Trading Symbol	FNOV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - November (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FNOV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FNOV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - November	$90	0.85%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 10.62% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	8.79%
Changes in other Variables	2.68%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (November 15, 2019 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	5 Year	Since Inception (11/15/19)
FT Vest U.S. Equity Buffer ETF - November	10.62%	9.51%	9.53%
S&P 500® Index	15.88%	14.74%	15.16%

Performance Inception Date	Nov. 15, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FNOV for more recent performance information.
Net Assets	$ 986,546,710
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 7,329,078
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$986,546,710
Total number of portfolio holdings	5
Total advisory fee paid	$7,329,078
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.5%
Purchased Options	100.9%
Written Options	(1.3%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FNOV or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund's predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FNOV or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FNOV
C000205110 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Low DurationStrategic Focus ETF
Class Name	First Trust Low DurationStrategic Focus ETF
Trading Symbol	LDSF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Low Duration Strategic Focus ETF (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/LDSF. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/LDSF
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Low Duration Strategic Focus ETF	$20(1)	0.20%(1)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.

Expenses Paid, Amount	$ 20	[3]
Expense Ratio, Percent	0.20%	[3]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 4.94% for the 12 months ended August 31, 2025. The Fund outperformed its benchmark, the Bloomberg 1-5 Year Government/Credit Index, which returned 4.79% for the same Period. The Fund underperformed the additional benchmark, (which consists of 80% of the Bloomberg 1-5 Year Government/Credit Index and 20% of the ICE BofA US High Yield Constrained Index) which returned 5.46% for the same Period.
The outperformance relative to the benchmark was largely driven by exposure to higher-yielding securities, such as high-yield bonds and senior loans, as these asset classes outperformed and are not represented in the benchmark. Conversely, underperformance relative to the additional benchmark was significantly impacted by the Fund’s allocation to these similar asset types being below benchmark levels for much of the Period.
Returns in high-yield bonds and comparable risk assets benefited more from high income characteristics than price appreciation over the Period. The ICE BofA US High Yield Constrained Index returned 8.15% for the Period, with 6.84% attributable to income and 1.31% resulting from price appreciation as spreads tightened by only 33 basis points year-over-year, following significant volatility around “Liberation Day” in April.
The U.S. Treasury yield curve steepened as the market began anticipating potential rate cuts in 2025. The 2-year Treasury yield decreased from 3.91% to 3.61%, while the 10-year Treasury yield increased from 3.90% to 4.23%. The U.S. Dollar also weakened, declining from 104.0 to 97.7 as measured by the US Dollar Spot Index.
These conditions favored the First Trust Emerging Markets Local Currency Bond ETF (FEMB), our best-performing fund for the period, as it benefits from a weaker dollar. Conversely, the First Trust Core Investment Grade ETF (FTCB) and First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG) underperformed due to rising long-term interest rates and comparatively lower income. Despite trailing their benchmarks, these funds still achieved positive returns of 3.84% and 4.36% on a market price basis, respectively.
While these were the top and bottom performers, they represented relatively smaller allocations and were not held throughout the entire period. The First Trust Low Duration Opportunities ETF (LMBS) and First Trust Limited Duration Investment Grade Corporate ETF (FSIG) were each held at 35% or higher throughout the period and returned 5.45% and 5.06% on a market price basis, respectively—both exceeding the benchmark and aligning with the performance of the additional benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (January 3, 2019 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	5 Year	Since Inception (1/3/19)
First Trust Low Duration Strategic Focus ETF	4.94%	2.13%	2.59%
Bloomberg 1-5 Year Government/Credit Index	4.79%	1.33%	2.35%
Blended Benchmark(1)	5.46%	2.11%	3.13%
Bloomberg US Aggregate Bond Index	3.14%	-0.68%	1.65%
(1)
The Blended Benchmark consists of the following two indexes: 80% of the Bloomberg 1-5 Year Government/Credit Index which measures the performance of U.S. dollar-denominated U.S. Treasury bonds, government related bonds and investment grade U.S. corporate bonds that have a maturity between one and five years; and 20% of the ICE BofA US High Yield Constrained Index which tracks the performance of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market but caps issuer exposure at 2%.

Performance Inception Date	Jan. 03, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/LDSF for more recent performance information.
Net Assets	$ 128,776,743
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 252,802
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$128,776,743
Total number of portfolio holdings	8
Total advisory fee paid	$252,802
Portfolio turnover rate	34%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	99.8%
Money Market Funds	0.2%
Net Other Assets and Liabilities	0.0%
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.

C000215123 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Active Factor Mid Cap ETF
Class Name	First Trust Active Factor Mid Cap ETF
Trading Symbol	AFMC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Active Factor Mid Cap ETF (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/AFMC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/AFMC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Active Factor Mid Cap ETF	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 6.96% for the 12 months ended August 31, 2025. The Fund outperformed its benchmark, the S&P MidCap 400® Index, which returned 6.86% for the same Period.
This outperformance was largely attributable to strong performance from the momentum factor. The momentum factor benefited from names with artificial intelligence exposure. Additionally, the strong performance was also aided by positive selection effects. By contrast, industry effects and the low volatility factor subtracted from returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 3, 2019 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	5 Year	Since Inception (12/3/19)
First Trust Active Factor Mid Cap ETF	6.96%	13.91%	10.62%
S&P MidCap 400® Index	6.86%	12.76%	10.71%
Russell 3000® Index	15.84%	14.11%	14.81%

Performance Inception Date	Dec. 03, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/AFMC for more recent performance information.
Net Assets	$ 82,055,238
Holdings Count | Holding	256
Advisory Fees Paid, Amount	$ 285,243
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$82,055,238
Total number of portfolio holdings	256
Total advisory fee paid	$285,243
Portfolio turnover rate	52%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Flex Ltd.	1.5%
Old Republic International Corp.	1.4%
National Fuel Gas Co.	1.4%
First Horizon Corp.	1.3%
Exelixis, Inc.	1.3%
Unum Group	1.3%
Sprouts Farmers Market, Inc.	1.2%
MGIC Investment Corp.	1.2%
United Therapeutics Corp.	1.2%
EMCOR Group, Inc.	1.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Flex Ltd.	1.5%
Old Republic International Corp.	1.4%
National Fuel Gas Co.	1.4%
First Horizon Corp.	1.3%
Exelixis, Inc.	1.3%
Unum Group	1.3%
Sprouts Farmers Market, Inc.	1.2%
MGIC Investment Corp.	1.2%
United Therapeutics Corp.	1.2%
EMCOR Group, Inc.	1.1%

C000217668 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Buffer ETF - February
Class Name	FT Vest U.S. Equity Buffer ETF - February
Trading Symbol	FFEB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - February (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FFEB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FFEB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - February	$90	0.85%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 12.45% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	9.70%
Changes in other Variables	3.60%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (February 21, 2020 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	5 Year	Since Inception (2/21/20)
FT Vest U.S. Equity Buffer ETF - February	12.45%	11.41%	10.78%
S&P 500® Index	15.88%	14.74%	14.45%

Performance Inception Date	Feb. 21, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FFEB for more recent performance information.
Net Assets	$ 1,091,498,935
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 7,950,108
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$1,091,498,935
Total number of portfolio holdings	5
Total advisory fee paid	$7,950,108
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.7%
Purchased Options	101.9%
Written Options	(2.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FFEB or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FFEB or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FFEB
C000227615 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Expanded Technology ETF
Class Name	First Trust Expanded Technology ETF
Trading Symbol	XPND
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Expanded Technology ETF (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XPND. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XPND
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Expanded Technology ETF	$72	0.65%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 21.68% for the 12 months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Information Technology Index, which returned 22.54% for the same Period.
The Fund posted outperformance relative to the benchmark in six of the eleven industries represented. The Communication Services sector, which represented about 20% of the Fund through four industries, outperformed the benchmark, with only the smallest industry underperforming. The Fund also had strong performances from many positions representing multiple industries. Positions that contributed positively to relative performance included AppLovin Corp. (415.33%), Oracle Corp. (61.77%), Amphenol Corp. (62.88%), Arista Networks, Inc. (54.56%), and Meta Platforms, Inc. (42.18%). The Fund’s overall underperformance was attributable to the Fund’s weighting methodology designed to minimize single stock risk. Semiconductor name NVIDIA Corp. (“NVDA”) represented over 20% of the benchmark and returned 45.96% over the Period, accounting for over 40% of the benchmark’s net contribution. The Fund caps the weight of individual names to a 4.50% max at the time of rebalance, which caused the Fund to be structurally underweight the tech market’s largest contributor. The effect of the Fund’s underweight in NVDA was enough to realize the relative underperformance. The Financials sector, which represented about 12% of the Fund through one industry, did not keep pace with the Information Technology sector which also contributed to the relative underperformance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (June 14, 2021 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (6/14/21)
First Trust Expanded Technology ETF	21.68%	13.48%
S&P 500® Information Technology Index	22.54%	19.98%
S&P 500® Index	15.88%	12.07%

Performance Inception Date	Jun. 14, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/XPND for more recent performance information.
Net Assets	$ 30,716,388
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 161,560
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$30,716,388
Total number of portfolio holdings	51
Total advisory fee paid	$161,560
Portfolio turnover rate	71%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Oracle Corp.	5.6%
NVIDIA Corp.	5.3%
Alphabet, Inc., Class A	5.1%
Broadcom, Inc.	5.1%
Apple, Inc.	4.8%
Meta Platforms, Inc., Class A	4.7%
Microsoft Corp.	4.5%
Cisco Systems, Inc.	4.3%
T-Mobile US, Inc.	4.3%
Mastercard, Inc., Class A	4.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Oracle Corp.	5.6%
NVIDIA Corp.	5.3%
Alphabet, Inc., Class A	5.1%
Broadcom, Inc.	5.1%
Apple, Inc.	4.8%
Meta Platforms, Inc., Class A	4.7%
Microsoft Corp.	4.5%
Cisco Systems, Inc.	4.3%
T-Mobile US, Inc.	4.3%
Mastercard, Inc., Class A	4.2%

C000218407 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Buffer ETF - May
Class Name	FT Vest U.S. Equity Buffer ETF - May
Trading Symbol	FMAY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - May (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FMAY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FMAY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - May	$90	0.85%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 12.15% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	7.77%
Changes in other Variables	5.23%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (May 15, 2020 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	5 Year	Since Inception (5/15/20)
FT Vest U.S. Equity Buffer ETF - May	12.15%	8.97%	10.48%
S&P 500® Index	15.88%	14.74%	18.38%

Performance Inception Date	May 15, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FMAY for more recent performance information.
Net Assets	$ 1,035,076,232
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 7,565,522
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$1,035,076,232
Total number of portfolio holdings	5
Total advisory fee paid	$7,565,522
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.9%
Purchased Options	103.8%
Written Options	(4.6%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FMAY or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FMAY or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FMAY
C000216581 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Multi-Manager Large Growth ETF
Class Name	First Trust Multi-Manager Large Growth ETF
Trading Symbol	MMLG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Multi-Manager Large Growth ETF (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/MMLG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/MMLG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Multi-Manager Large Growth ETF	$96	0.85%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 24.87% for the 12 months ended August 31, 2025. The Fund outperformed its benchmark, the Russell 1000® Growth Index, which returned 22.58% for the same Period.
One driver of outperformance for the Period was the Fund’s holdings in the Communication Services sector, which outperformed those in the benchmark, and was driven by overweight positions in Spotify Technology S.A. (“Spotify”), ROBLOX Corp. (“Roblox”), and Netflix, Inc. (“Netflix”), which returned 98.9%, 183.2%, and 72.3%, respectively. Spotify reported its first ever operating profit for a full year and saw growth and margin improvement. Roblox, an online game company, saw an increase in daily users and new product development while Netflix added new subscribers and instituted other measures to support growth. Selection in the Consumer Discretionary sector was also a contributor to outperformance as an off benchmark holding in Sea Ltd, ADR returned 138.2% and an overweight to DoorDash, Inc. returned 90.5%. Offsetting some of the gains were holdings in the Financials sector which underperformed those in the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 21, 2020 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	5 Year	Since Inception (7/21/20)
First Trust Multi-Manager Large Growth ETF	24.87%	9.76%	11.64%
Russell 1000® Growth Index	22.58%	15.25%	17.46%
Russell 1000® Index	16.24%	14.34%	15.71%

Performance Inception Date	Jul. 21, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/MMLG for more recent performance information.
Net Assets	$ 79,895,824
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 620,350
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$79,895,824
Total number of portfolio holdings	74
Total advisory fee paid	$620,350
Portfolio turnover rate	68%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
NVIDIA Corp.	11.3%
Microsoft Corp.	6.6%
Amazon.com, Inc.	5.1%
Broadcom, Inc.	4.7%
Meta Platforms, Inc., Class A	4.4%
Apple, Inc.	3.5%
ServiceNow, Inc.	3.1%
Netflix, Inc.	2.8%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class	2.8%
Alphabet, Inc., Class A	2.6%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	11.3%
Microsoft Corp.	6.6%
Amazon.com, Inc.	5.1%
Broadcom, Inc.	4.7%
Meta Platforms, Inc., Class A	4.4%
Apple, Inc.	3.5%
ServiceNow, Inc.	3.1%
Netflix, Inc.	2.8%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class	2.8%
Alphabet, Inc., Class A	2.6%

C000219511 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Laddered Buffer ETF
Class Name	FT Vest Laddered Buffer ETF
Trading Symbol	BUFR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest Laddered Buffer ETF (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BUFR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/BUFR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Laddered Buffer ETF	$11(1)	0.10%(1)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.

Expenses Paid, Amount	$ 11	[4]
Expense Ratio, Percent	0.10%	[4]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 10.78% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	7.82%
Changes in other Variables	3.91%
Fees and Expenses**	-0.95%
The Fund holds a portfolio that consists of a number of buffer funds, and thus is exposed to the combinations of FLexible EXchange® Options (“FLEX Options”) held by the funds in its portfolio.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the underlying buffer funds’ Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
** Includes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (August 10, 2020 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	5 Year	Since Inception (8/10/20)
FT Vest Laddered Buffer ETF	10.78%	9.93%	10.20%
S&P 500® Index	15.88%	14.74%	15.52%

Performance Inception Date	Aug. 10, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 31, 2025
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/BUFR for more recent performance information.
Net Assets	$ 7,306,783,938
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 6,218,349
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$7,306,783,938
Total number of portfolio holdings	13
Total advisory fee paid	$6,218,349
Portfolio turnover rate	1%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	100.0%
Money Market Funds	0.0%
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/BUFR or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s annual unitary management fee was reduced from 0.20% to 0.10% of the Fund’s average daily net assets and the agreement by First Trust Advisors L.P., the Fund’s investment advisor, to waive management fees was terminated.

Material Fund Change Expenses [Text Block]
During the fiscal year ended August 31, 2025, the Fund’s annual unitary management fee was reduced from 0.20% to 0.10% of the Fund’s average daily net assets and the agreement by First Trust Advisors L.P., the Fund’s investment advisor, to waive management fees was terminated.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/BUFR or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/BUFR
C000220038 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Deep Buffer ETF - July
Class Name	FT Vest U.S. Equity Deep Buffer ETF - July
Trading Symbol	DJUL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - July (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DJUL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DJUL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - July	$90	0.85%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 12.77% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	7.86%
Changes in other Variables	5.76%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 17, 2020 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	5 Year	Since Inception (7/17/20)
FT Vest U.S. Equity Deep Buffer ETF - July	12.77%	8.24%	8.53%
S&P 500® Index	15.88%	14.74%	16.26%

Performance Inception Date	Jul. 17, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/DJUL for more recent performance information.
Net Assets	$ 401,335,994
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 3,007,278
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$401,335,994
Total number of portfolio holdings	5
Total advisory fee paid	$3,007,278
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.1%
Purchased Options	102.4%
Written Options	(3.4%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DJUL or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DJUL or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/DJUL
C000215124 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Active Factor Small Cap ETF
Class Name	First Trust Active Factor Small Cap ETF
Trading Symbol	AFSM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Active Factor Small Cap ETF (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/AFSM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/AFSM
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Active Factor Small Cap ETF	$77	0.75%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 6.64% for the 12 months ended August 31, 2025. The Fund underperformed its benchmark, the Russell 2000® Index, which returned 8.17% for the same Period.
The underperformance was mainly driven by weak results from the low volatility factor and unfavorable selection effects. Over the Period, highly speculative stocks with low profitability and elevated betas delivered particularly strong returns. In contrast, momentum exposure and industry effects, primarily from an underweight to biotechnology, added positively to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 3, 2019 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	5 Year	Since Inception (12/3/19)
First Trust Active Factor Small Cap ETF	6.64%	12.80%	9.65%
Russell 2000® Index	8.17%	10.13%	8.48%
Russell 3000® Index	15.84%	14.11%	14.81%

Performance Inception Date	Dec. 03, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/AFSM for more recent performance information.
Net Assets	$ 43,695,741
Holdings Count | Holding	329
Advisory Fees Paid, Amount	$ 238,635
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$43,695,741
Total number of portfolio holdings	329
Total advisory fee paid	$238,635
Portfolio turnover rate	65%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Halozyme Therapeutics, Inc.	1.2%
InterDigital, Inc.	1.0%
Cal-Maine Foods, Inc.	1.0%
Corcept Therapeutics, Inc.	0.9%
REV Group, Inc.	0.8%
Comfort Systems USA, Inc.	0.8%
Carpenter Technology Corp.	0.8%
ADMA Biologics, Inc.	0.8%
Sanmina Corp.	0.8%
American Healthcare REIT, Inc.	0.8%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Halozyme Therapeutics, Inc.	1.2%
InterDigital, Inc.	1.0%
Cal-Maine Foods, Inc.	1.0%
Corcept Therapeutics, Inc.	0.9%
REV Group, Inc.	0.8%
Comfort Systems USA, Inc.	0.8%
Carpenter Technology Corp.	0.8%
ADMA Biologics, Inc.	0.8%
Sanmina Corp.	0.8%
American Healthcare REIT, Inc.	0.8%

C000214903 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityDeep Buffer ETF - November
Class Name	FT Vest U.S. EquityDeep Buffer ETF - November
Trading Symbol	DNOV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - November (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DNOV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DNOV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - November	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 9.44% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	7.65%
Changes in other Variables	2.64%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (November 15, 2019 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	5 Year	Since Inception (11/15/19)
FT Vest U.S. Equity Deep Buffer ETF - November	9.44%	7.48%	7.33%
S&P 500® Index	15.88%	14.74%	15.16%

Performance Inception Date	Nov. 15, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/DNOV for more recent performance information.
Net Assets	$ 324,481,489
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 2,557,817
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$324,481,489
Total number of portfolio holdings	5
Total advisory fee paid	$2,557,817
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.5%
Purchased Options	101.5%
Written Options	(1.9%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DNOV or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DNOV or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/DNOV
C000217670 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityDeep Buffer ETF - February
Class Name	FT Vest U.S. EquityDeep Buffer ETF - February
Trading Symbol	DFEB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - February (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DFEB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DFEB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - February	$90	0.85%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 10.78% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	7.58%
Changes in other Variables	4.05%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (February 21, 2020 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	5 Year	Since Inception (2/21/20)
FT Vest U.S. Equity Deep Buffer ETF - February	10.78%	7.96%	7.53%
S&P 500® Index	15.88%	14.74%	14.45%

Performance Inception Date	Feb. 21, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/DFEB for more recent performance information.
Net Assets	$ 406,671,319
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 2,776,118
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$406,671,319
Total number of portfolio holdings	5
Total advisory fee paid	$2,776,118
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.7%
Purchased Options	102.1%
Written Options	(2.7%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DFEB or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DFEB or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/DFEB
C000218639 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Securitized Plus ETF
Class Name	First Trust Securitized Plus ETF
Trading Symbol	DEED
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Securitized Plus ETF (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DEED. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DEED
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Securitized Plus ETF	$76(1)	0.75%(1)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.

Expenses Paid, Amount	$ 76	[5]
Expense Ratio, Percent	0.75%	[5]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 3.92% for the 12 months ended August 31, 2025. The Fund outperformed its benchmark, the Bloomberg U.S. Mortgage-Backed Securities Index, which returned 3.36% for the same Period.
As of close of business on May 9, 2025, the First Trust Government and Securitized Products Team of First Trust Advisors L.P. (the investment advisor of the Fund) assumed portfolio management responsibilities for the Fund, replacing the previous sub-advisor of the Fund. During the period from May 10, 2025 through August 31, 2025, the Fund returned 3.35%. During the same period, the Fund outperformed its benchmark by 42 basis points (“bps”), which returned 2.93%.
The outperformance of the Fund for the period post sub-advisor change, from May 10, 2025 through August 31, 2025, was due to several factors:
  The yield curve saw a bullish steepener over the period. The Fund benefited by being overweight duration on average, especially in the 10-year tenor where yields were lower by 16 bps.
  The Fund generated a greater level of income than its benchmark.
  The Fund saw spread tightening across the Non-Agency Securitized Credit sectors.
  The use of derivatives benefited the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (April 29, 2020 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	5 Year	Since Inception (4/29/20)
First Trust Securitized Plus ETF	3.92%	0.01%	0.70%
Bloomberg U.S. Mortgage-Backed Securities Index	3.36%	-0.41%	-0.31%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	-0.30%

Performance Inception Date	Apr. 29, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/DEED for more recent performance information.
Net Assets	$ 72,275,991
Holdings Count | Holding	150
Advisory Fees Paid, Amount	$ 541,118
Investment Company Portfolio Turnover	178.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$72,275,991
Total number of portfolio holdings	150
Total advisory fee paid	$541,118
Portfolio turnover rate	178%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 4.13%	4.5%
Gracie Point International Funding LLC, Series 2025-1A, Class D, 0.00%, 08/15/28	1.9%
Federal Home Loan Mortgage Corporation Seasoned Loans Structured Transaction Trust, Series 2025-1, Class YF, 5.45%, 05/25/35	1.8%
Federal National Mortgage Association, FA1348, 4.50%, 09/01/52	1.8%
Federal Home Loan Mortgage Corporation, SL1390, 4.00%, 07/01/50	1.8%
Federal National Mortgage Association, AL9394, 3.00%, 11/01/46	1.8%
Federal Home Loan Mortgage Corporation, SL1523, 3.50%, 07/01/50	1.8%
Federal National Mortgage Association, Series 2024-84, Class FD, 5.50%, 11/25/54	1.7%
Federal National Mortgage Association, FA1641, 4.50%, 09/01/50	1.7%
Federal National Mortgage Association, BM4963, 3.00%, 05/01/48	1.6%
Credit Quality (1)
Any amount shown as 0.0% represents less than 0.1%.
(1) The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody's Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the lowest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the fund, and not to the fund or its shares. U.S. Treasury, U.S. Agency and U.S. Agency mortgage-backed securities appear under "Government/Agency". Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody's Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the lowest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the fund, and not to the fund or its shares. U.S. Treasury, U.S. Agency and U.S. Agency mortgage-backed securities appear under "Government/Agency". Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody's Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO.
Largest Holdings [Text Block]
Top Ten Holdings
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 4.13%	4.5%
Gracie Point International Funding LLC, Series 2025-1A, Class D, 0.00%, 08/15/28	1.9%
Federal Home Loan Mortgage Corporation Seasoned Loans Structured Transaction Trust, Series 2025-1, Class YF, 5.45%, 05/25/35	1.8%
Federal National Mortgage Association, FA1348, 4.50%, 09/01/52	1.8%
Federal Home Loan Mortgage Corporation, SL1390, 4.00%, 07/01/50	1.8%
Federal National Mortgage Association, AL9394, 3.00%, 11/01/46	1.8%
Federal Home Loan Mortgage Corporation, SL1523, 3.50%, 07/01/50	1.8%
Federal National Mortgage Association, Series 2024-84, Class FD, 5.50%, 11/25/54	1.7%
Federal National Mortgage Association, FA1641, 4.50%, 09/01/50	1.7%
Federal National Mortgage Association, BM4963, 3.00%, 05/01/48	1.6%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DEED or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Board of Trustees of the Trust terminated the Fund’s investment sub-advisory agreement with TCW Investment Management Company LLC, the Fund’s former investment sub-advisor. Due to the removal of the sub-advisor, the name of the Fund was changed.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DEED or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/DEED
C000243241 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Laddered Moderate Buffer ETF
Class Name	FT Vest Laddered Moderate Buffer ETF
Trading Symbol	BUFZ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest Laddered Moderate Buffer ETF (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BUFZ. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/BUFZ
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Laddered Moderate Buffer ETF	$10(1)	0.10%(1)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.

Expenses Paid, Amount	$ 10	[6]
Expense Ratio, Percent	0.10%	[6]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 9.71% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	5.91%
Changes in other Variables	4.75%
Fees and Expenses**	-0.95%
The Fund holds a portfolio that consists of a number of buffer funds, and thus is exposed to the combinations of FLexible EXchange® Options (“FLEX Options”) held by the funds in its portfolio.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the underlying buffer funds’ Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
** Includes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (October 25, 2023 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (10/25/23)
FT Vest Laddered Moderate Buffer ETF	9.71%	14.68%
S&P 500® Index	15.88%	28.20%

Performance Inception Date	Oct. 25, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 31, 2025
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/BUFZ for more recent performance information.
Net Assets	$ 623,001,779
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 387,342
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$623,001,779
Total number of portfolio holdings	13
Total advisory fee paid	$387,342
Portfolio turnover rate	1%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	100.0%
Money Market Funds	0.0%
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/BUFZ or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s annual unitary management fee was reduced from 0.20% to 0.10% of the Fund’s average daily net assets and the agreement by First Trust Advisors L.P., the Fund's investment advisor, to waive management fees was terminated.

Material Fund Change Expenses [Text Block]
During the fiscal year ended August 31, 2025, the Fund’s annual unitary management fee was reduced from 0.20% to 0.10% of the Fund’s average daily net assets and the agreement by First Trust Advisors L.P., the Fund's investment advisor, to waive management fees was terminated.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/BUFZ or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/BUFZ
C000221311 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityDeep Buffer ETF - September
Class Name	FT Vest U.S. EquityDeep Buffer ETF - September
Trading Symbol	DSEP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - September (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DSEP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DSEP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - September	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 10.18% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	6.37%
Changes in other Variables	4.66%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 18, 2020 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (9/18/20)
FT Vest U.S. Equity Deep Buffer ETF - September	10.18%	8.07%
S&P 500® Index	15.88%	16.12%

Performance Inception Date	Sep. 18, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/DSEP for more recent performance information.
Net Assets	$ 263,377,428
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 2,122,034
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$263,377,428
Total number of portfolio holdings	5
Total advisory fee paid	$2,122,034
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.3%
Purchased Options	102.2%
Written Options	(2.4%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DSEP or upon request at 1-800-621-1675 or info@ftportfolios.com.
On September 22, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DSEP or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/DSEP
C000169822 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Flexible MunicipalHigh Income ETF
Class Name	First Trust Flexible MunicipalHigh Income ETF
Trading Symbol	MFLX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Flexible Municipal High Income ETF (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/MFLX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/MFLX
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Flexible Municipal High Income ETF	$74(1)	0.75%(1)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.

Expenses Paid, Amount	$ 74	[7]
Expense Ratio, Percent	0.75%	[7]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned -1.78% for the 12 months ended August 31, 2025. The Fund outperformed its benchmark, the Bloomberg Municipal Long Bond (22+) Index, which returned -3.88% for the same Period.
The following significant Fund factors impacted the Fund’s performance relative to the benchmark during the Period:
Yield Curve Positioning/Duration: During the Period, the Fund’s underweight selection of bonds with 18+ years to maturity and allocation to bonds with a stated maturity of 14-18 years and 4-8 years were the primary contributors to the Fund’s outperformance compared to the benchmark. Regarding effective duration, the Fund’s underweight allocation and selection of bonds with an effective duration of 10+ years and overweight allocation to bonds with an effective duration of 1-3, 3-5, and 5-7 years were positive contributors to the Fund’s performance relative to the benchmark.
Interest Rate Hedge: During the Period, the use of U.S. Treasury futures to hedge interest rate risk was a modest detractor to the Fund’s performance relative to the benchmark.
Credit Rating: The Fund’s allocation and selection of non-rated bonds was a positive contributor to the Fund’s performance compared to the benchmark during the Period. In addition, the selection of BBB and A rated municipal securities were positive contributors compared to the benchmark. The Fund’s allocation to B rated bonds was a modest detractor to the Fund’s performance during the Period.
Sector/Industry: During the Period, the Fund’s selection and allocation to special tax, industrial development bonds, health care and local tax general obligation bonds were positive contributors to Fund performance relative to the benchmark. During the Period, the Fund’s allocation to housing and transportation bonds detracted from the Fund’s performance relative to the benchmark.
U.S. Treasury Rate Trends: During the Period, the 10-year and 30-year U.S. Treasury yields increased by approximately 32 basis points (“bps”) and 73 bps, respectively, to 4.22% and 4.93%, respectively.
New Issue Supply: During the Period, primary market supply increased approximately 20.7% to $564.6 billion compared with $467.7 billion a year ago (SIFMA, Bloomberg, Barclays Research).
Municipal Credit Yields: During the Period, according to Municipal Market Data AAA yield curve data, 10-year and 30-year municipal yields increased 51 bps and 101 bps, respectively, to 3.22% and 4.61%, respectively.
Municipal Credit Spreads: During the Period, credit spreads widened for A, BBB, and high yield municipals by approximately 3 bps, 20 bps, and 18 bps, respectively (Bloomberg data).
Industry Fund Flows: During the Period, according to data collected by the Investment Company Institute, fund flows totaled approximately $19.87 billion.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 27, 2016 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
(1)	The Blended Benchmark returns are a 50/50 split between the Bloomberg Municipal High Yield Bond Index and the Bloomberg Municipal Bond Index.

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	5 Year	Since Inception (9/27/16)
First Trust Flexible Municipal High Income ETF	-1.78%	0.68%	1.44%
Bloomberg Municipal Long Bond (22+) Index	-3.88%	-0.86%	1.31%
Blended Benchmark(1)	-0.71%	1.37%	2.58%
Bloomberg Municipal Bond Index	0.08%	0.40%	1.73%
(1)	The Blended Benchmark returns are a 50/50 split between the Bloomberg Municipal High Yield Bond Index and the Bloomberg Municipal Bond Index.

Performance Inception Date	Sep. 27, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/MFLX for more recent performance information.
Net Assets	$ 16,381,140
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 111,719
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$16,381,140
Total number of portfolio holdings	72
Total advisory fee paid	$111,719
Portfolio turnover rate	33%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
Municipal Bonds	86.5%
Closed-End Funds	6.7%
Net Other Assets and Liabilities	6.8%
Total	100.0%
Credit Quality (1)
Any amount shown as 0.0% represents less than 0.1%.
(1) This represents the municipal and closed-end fund holdings in the Fund. The ratings for the Municipal Bond portion of the Fund are by S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. The ratings for the CEF portion of the Fund are provided by Morningstar. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	This represents the municipal and closed-end fund holdings in the Fund. The ratings for the Municipal Bond portion of the Fund are by S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. The ratings for the CEF portion of the Fund are provided by Morningstar. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	This represents the municipal and closed-end fund holdings in the Fund. The ratings for the Municipal Bond portion of the Fund are by S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO.
C000223318 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest International Equity ModerateBuffer ETF - December
Class Name	FT Vest International Equity ModerateBuffer ETF - December
Trading Symbol	YDEC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest International Equity Moderate Buffer ETF - December (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/YDEC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/YDEC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest International Equity Moderate Buffer ETF - December	$91	0.90%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 3.12% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the MSCI EAFE Index, which returned 13.87% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	9.73%
Changes in other Variables	-5.71%
Fees and Expenses	-0.90%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 18, 2020 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (12/18/20)
FT Vest International Equity Moderate Buffer ETF - December	3.12%	5.18%
MSCI EAFE Index	13.87%	8.16%

Performance Inception Date	Dec. 18, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/YDEC for more recent performance information.
Net Assets	$ 76,320,303
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 624,662
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$76,320,303
Total number of portfolio holdings	5
Total advisory fee paid	$624,662
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.6%
Purchased Options	106.3%
Written Options	(6.8%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/YDEC or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/YDEC or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/YDEC
C000223224 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Buffer ETF - December
Class Name	FT Vest U.S. Equity Buffer ETF - December
Trading Symbol	FDEC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - December (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FDEC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FDEC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - December	$90	0.85%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 10.86% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	9.66%
Changes in other Variables	2.05%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 18, 2020 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (12/18/20)
FT Vest U.S. Equity Buffer ETF - December	10.86%	10.39%
S&P 500® Index	15.88%	14.21%

Performance Inception Date	Dec. 18, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FDEC for more recent performance information.
Net Assets	$ 1,053,944,629
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 7,836,881
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$1,053,944,629
Total number of portfolio holdings	5
Total advisory fee paid	$7,836,881
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.6%
Purchased Options	101.0%
Written Options	(1.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FDEC or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FDEC or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FDEC
C000237796 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Enhance& Moderate Buffer ETF - September
Class Name	FT Vest U.S. Equity Enhance& Moderate Buffer ETF - September
Trading Symbol	XSEP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XSEP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XSEP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 8.57% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	3.85%
Changes in other Variables	5.57%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 21, 2022 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (9/21/22)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September	8.57%	11.34%
S&P 500® Index	15.88%	21.66%

Performance Inception Date	Sep. 21, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/XSEP for more recent performance information.
Net Assets	$ 127,323,276
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 1,049,246
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$127,323,276
Total number of portfolio holdings	6
Total advisory fee paid	$1,049,246
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.3%
Purchased Options	116.2%
Written Options	(16.4%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XSEP or upon request at 1-800-621-1675 or info@ftportfolios.com.
On September 22, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XSEP or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/XSEP
C000224383 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Laddered Deep Buffer ETF
Class Name	FT Vest Laddered Deep Buffer ETF
Trading Symbol	BUFD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest Laddered Deep Buffer ETF (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BUFD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/BUFD
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Laddered Deep Buffer ETF	$10(1)	0.10%(1)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.

Expenses Paid, Amount	$ 10	[8]
Expense Ratio, Percent	0.10%	[8]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 9.64% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	6.59%
Changes in other Variables	4.00%
Fees and Expenses**	-0.95%
The Fund holds a portfolio that consists of a number of buffer funds, and thus is exposed to the combinations of FLexible EXchange® Options (“FLEX Options”) held by the funds in its portfolio.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the underlying buffer funds’ Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
** Includes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (January 20, 2021 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (1/20/21)
FT Vest Laddered Deep Buffer ETF	9.64%	6.81%
S&P 500® Index	15.88%	13.55%

Performance Inception Date	Jan. 20, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 31, 2025
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/BUFD for more recent performance information.
Net Assets	$ 1,435,864,502
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 1,187,039
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$1,435,864,502
Total number of portfolio holdings	13
Total advisory fee paid	$1,187,039
Portfolio turnover rate	1%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	100.0%
Money Market Funds	0.0%
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/BUFD or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s annual unitary management fee was reduced from 0.20% to 0.10% of the Fund’s average daily net assets and the agreement by First Trust Advisors L.P., the Fund’s investment advisor, to waive management fees was terminated.

Material Fund Change Expenses [Text Block]
During the fiscal year ended August 31, 2025, the Fund’s annual unitary management fee was reduced from 0.20% to 0.10% of the Fund’s average daily net assets and the agreement by First Trust Advisors L.P., the Fund’s investment advisor, to waive management fees was terminated.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/BUFD or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/BUFD
C000241257 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityModerate Buffer ETF - March
Class Name	FT Vest U.S. EquityModerate Buffer ETF - March
Trading Symbol	GMAR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - March (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GMAR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/GMAR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - March	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 9.44% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	5.43%
Changes in other Variables	4.86%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (March 17, 2023 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (3/17/23)
FT Vest U.S. Equity Moderate Buffer ETF - March	9.44%	12.68%
S&P 500® Index	15.88%	24.34%

Performance Inception Date	Mar. 17, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/GMAR for more recent performance information.
Net Assets	$ 417,399,971
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 3,087,001
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$417,399,971
Total number of portfolio holdings	5
Total advisory fee paid	$3,087,001
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	107.2%
Written Options	(7.9%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/GMAR or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/GMAR or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/GMAR
C000240568 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Multi-Strategy Alternative ETF
Class Name	First Trust Multi-Strategy Alternative ETF
Trading Symbol	LALT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Multi-Strategy Alternative ETF (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/LALT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/LALT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Multi-Strategy Alternative ETF	$22(1)	0.21%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Includes excise tax. If this excise tax expense was not included, the expense ratio would have been 0.20%.

Expenses Paid, Amount	$ 22	[9]
Expense Ratio, Percent	0.21%	[9],[10]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 8.37% for the 12 months ended August 31, 2025. The Fund underperformed its benchmark, the Credit Suisse AllHedge Index, which returned 9.90% for the same Period.
This underperformance was the result of the underlying exchange traded fund (“ETF”) holdings, on average, underperforming benchmark during the investment Period.
U.S. equities, as measured by the S&P 500® Index, rallied during the Period, up 15.88% benefitting alternative strategies that derive part of their return from the U.S. equity markets. Growing expectations of a Federal Reserve rate cut also buoyed stocks during the Period and resulted in two-year Treasury rates being modestly lower during the Period, declining from 3.92% on August 30, 2024 to 3.62% on August 29, 2025. Lower interest rates boosted the performance of fixed income related strategies. Commodity prices trended higher during the Period with an overall gain for the fiscal year of 11.77%, as measured by the Bloomberg Commodity Index.
The largest source of performance during the Period was the iShares Gold Trust (“IAU”) which rallied 37.69% during the Period, contributing 2.86% to the Fund’s overall return. IAU’s status as the biggest contributor to the Fund’s performance came despite it only ranking as the fourth largest average weight during the Period. The second strongest contribution to the Fund’s performance came from the First Trust Alternative Absolute Return Strategy ETF with a return of 8.49% during the Period. The third strongest contributions to the Fund’s performance came from the First Trust Long/Short Equity ETF (“FTLS”), with a return of 7.73% during the Period. On average, FTLS was the largest average position throughout the Period with an average weight of 21.69%. Rounding out the top four contributors to the Fund’s performance was the First Trust Managed Futures Strategy Fund which contributed 1.00% to the Fund’s overall return with a total return for the Period of 4.43%. None of the other funds contributed more than 1% to the Fund’s return during the Period.
The biggest change in positioning during the Period occurred in March of 2025 as the First Trust Smith Unconstrained Bond ETF (formerly the First Trust TCW Unconstrained Plus Bond ETF) was replaced with the First Trust Low Duration Opportunities ETF and the First Trust Global Tactical Commodity Strategy Fund (“FTGC”). The change lowered the overall interest rate and credit exposure of the Fund and increased the Fund’s exposure to inflation sensitive commodities. Overall, fixed income related holdings declined by approximately 4.2% during the Period. Commodity- and equity-related strategies increased by 1.67% and 1.72%, respectively. Within the equity bucket, the largest change was the increase in the First Trust Merger Arbitrage ETF, which rose from 5.01% on August 31, 2024 to 7.33% at the end of Period, a growth of 2.24%. Within commodities, the largest change in allocation was a 1.20% increase in the allocation to FTGC, rising from 4.78% as of August 2024 to 5.97% as of August 2025. The remaining funds had less than a 1% change in their allocation over the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (January 31, 2023 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (1/31/23)
First Trust Multi-Strategy Alternative ETF	8.37%	5.92%
Credit Suisse AllHedge Index	9.90%	7.65%
ICE BofA U.S. 3-Month Treasury Bill Index	4.48%	4.96%
S&P 500® Index	15.88%	21.29%

Performance Inception Date	Jan. 31, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/LALT for more recent performance information.
Net Assets	$ 22,054,737
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 31,972
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$22,054,737
Total number of portfolio holdings	8
Total advisory fee paid	$31,972
Portfolio turnover rate	31%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	99.8%
Net Other Assets and Liabilities	0.2%
Total	100.0%

C000248809 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Nasdaq-100® Conservative Buffer ETF - October
Class Name	FT Vest Nasdaq-100® Conservative Buffer ETF - October
Trading Symbol	QCOC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest Nasdaq-100® Conservative Buffer ETF - October (the “Fund”) for the period of October 18, 2024 (commencement of investment operations) to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QCOC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/QCOC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Conservative Buffer ETF - October	$82(1)	0.90%(2)
(1)	The Fund commenced investment operations on October 18, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 82	[11]
Expense Ratio, Percent	0.90%	[12]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 9.66% for the period from the Fund’s inception on October 18, 2024 through August 31, 2025. The Fund underperformed its benchmark, the Nasdaq-100 Index®, which returned 15.96% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	6.26%
Changes in other Variables	4.18%
Fees and Expenses (pro-rated annual expense ratio)	-0.78%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (October 18, 2024 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	Since Inception (10/18/24)
FT Vest Nasdaq-100® Conservative Buffer ETF - October	9.66%
Nasdaq-100 Index®	15.96%
S&P 500® Index	11.40%

Performance Inception Date	Oct. 18, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/QCOC for more recent performance information.
Net Assets	$ 35,792,399
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 271,466
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$35,792,399
Total number of portfolio holdings	5
Total advisory fee paid	$271,466
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.4%
Purchased Options	104.5%
Written Options	(4.8%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/QCOC or upon request at 1-800-621-1675 or info@ftportfolios.com.
On October 20, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/QCOC or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/QCOC
C000248806 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Nasdaq-100® Conservative Buffer ETF - April
Class Name	FT Vest Nasdaq-100® Conservative Buffer ETF - April
Trading Symbol	QCAP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest Nasdaq-100® Conservative Buffer ETF - April (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QCAP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/QCAP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Conservative Buffer ETF - April	$94	0.90%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 8.14% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the Nasdaq-100 Index®, which returned 20.52% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	6.09%
Changes in other Variables	2.95%
Fees and Expenses	-0.90%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (April 19, 2024 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (4/19/24)
FT Vest Nasdaq-100® Conservative Buffer ETF - April	8.14%	11.56%
Nasdaq-100 Index®	20.52%	27.16%
S&P 500® Index	15.88%	22.81%

Performance Inception Date	Apr. 19, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/QCAP for more recent performance information.
Net Assets	$ 40,444,956
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 311,556
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$40,444,956
Total number of portfolio holdings	5
Total advisory fee paid	$311,556
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	117.6%
Written Options	(18.3%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/QCAP or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/QCAP or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/QCAP
C000248799 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Nasdaq-100® ModerateBuffer ETF - February
Class Name	FT Vest Nasdaq-100® ModerateBuffer ETF - February
Trading Symbol	QMFE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest Nasdaq-100® Moderate Buffer ETF - February (the “Fund”) for the period of February 21, 2025 (commencement of investment operations) to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QMFE. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/QMFE
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Moderate Buffer ETF - February	$49(1)	0.90%(2)
(1)	The Fund commenced investment operations on February 21, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 49	[13]
Expense Ratio, Percent	0.90%	[14]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 6.15% for the period from the Fund’s inception on February 21, 2025 through August 31, 2025. The Fund underperformed its benchmark, the Nasdaq-100 Index®, which returned 8.76% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	4.09%
Changes in other Variables	2.53%
Fees and Expenses (pro-rated annual expense ratio)	-0.47%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (February 21, 2025 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	Since Inception (2/21/25)
FT Vest Nasdaq-100® Moderate Buffer ETF - February	6.15%
Nasdaq-100 Index®	8.76%
S&P 500® Index	8.17%

Performance Inception Date	Feb. 21, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/fund-documents/etf/QMFE for more recent performance information.
Net Assets	$ 41,375,588
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 195,998
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$41,375,588
Total number of portfolio holdings	5
Total advisory fee paid	$195,998
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.7%
Purchased Options	103.5%
Written Options	(4.1%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000242927 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityModerate Buffer ETF - August
Class Name	FT Vest U.S. EquityModerate Buffer ETF - August
Trading Symbol	GAUG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - August (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GAUG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/GAUG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - August	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 10.46% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	6.49%
Changes in other Variables	4.82%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (August 18, 2023 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (8/18/23)
FT Vest U.S. Equity Moderate Buffer ETF - August	10.46%	12.78%
S&P 500® Index	15.88%	22.87%

Performance Inception Date	Aug. 18, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/GAUG for more recent performance information.
Net Assets	$ 303,294,052
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 1,885,096
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$303,294,052
Total number of portfolio holdings	5
Total advisory fee paid	$1,885,096
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.1%
Purchased Options	103.2%
Written Options	(4.3%)
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/GAUG or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/GAUG or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/GAUG
C000211017 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Buffer ETF - August
Class Name	FT Vest U.S. Equity Buffer ETF - August
Trading Symbol	FAUG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - August (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FAUG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FAUG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - August	$90	0.85%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 12.66% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	7.83%
Changes in other Variables	5.68%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (November 6, 2019 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	5 Year	Since Inception (11/6/19)
FT Vest U.S. Equity Buffer ETF - August	12.66%	9.05%	9.42%
S&P 500® Index	15.88%	14.74%	15.40%

Performance Inception Date	Nov. 06, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FAUG for more recent performance information.
Net Assets	$ 965,535,095
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 7,530,708
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$965,535,095
Total number of portfolio holdings	5
Total advisory fee paid	$7,530,708
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.2%
Purchased Options	103.2%
Written Options	(4.3%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FAUG or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FAUG or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FAUG
C000178745 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Smith OpportunisticFixed Income ETF
Class Name	First Trust Smith OpportunisticFixed Income ETF
Trading Symbol	FIXD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Smith Opportunistic Fixed Income ETF (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FIXD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FIXD
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Smith Opportunistic Fixed Income ETF	$65	0.64%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 2.83% for the 12 months ended August 31, 2025. The Fund underperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 3.14% for the same Period.
As of the close of business on May 9, 2025, Smith Capital Investors (“SCI”) replaced the previous investment sub-advisor for the First Trust Smith Opportunistic Fixed Income ETF (“FIXD” or the “Fund”). In connection with this change, certain non-fundamental investment policies of the Fund were revised to align with SCI’s approach to pursuing the Fund’s objective and to reflect its general fixed income investment philosophy.
Accordingly, the Fund’s performance and historical returns provided herein that include periods prior to May 9, 2025 reflect the portfolio management strategy of the Fund’s former sub-advisor and are not necessarily indicative of performance that would have been achieved under SCI’s portfolio management and the related investment policy changes.
During the period from May 10, 2025 through August 31, 2025, SCI repositioned the Fund’s portfolio to reflect its investment philosophy. SCI increased the Fund’s weighting in corporate credit to leverage its core competency in this sector. This strategic shift became the most significant positive contributor to performance during the period with SCI. Over the same period, both investment grade and high yield spreads tightened, providing a favorable backdrop for corporate credit risk. Within corporate credit, the Fund continues to favor credits where capital allocation is focused on fundamental credit improvement through debt pay-down and deleveraging.
The Fund’s overweight duration in the 30-year part of the Treasury curve, specifically within the Treasury Inflation-Protected Securities allocation, proved to be the primary performance detractor due to volatility in the 30-year Treasury amid U.S. fiscal deficit concerns and fears of reduced foreign participation in Treasury auctions. The Fund’s other performance detractor was the securitized sector, where security selection and yield curve positioning drove incremental underperformance versus the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (February 14, 2017 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	5 Year	Since Inception (2/14/17)
First Trust Smith Opportunistic Fixed Income ETF	2.83%	-1.01%	1.73%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.76%

Performance Inception Date	Feb. 14, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 31, 2025
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FIXD for more recent performance information.
Net Assets	$ 3,342,006,747
Holdings Count | Holding	382
Advisory Fees Paid, Amount	$ 27,916,865
Investment Company Portfolio Turnover	384.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$3,342,006,747
Total number of portfolio holdings	382
Total advisory fee paid	$27,916,865
Portfolio turnover rate	384%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
U.S. Treasury Bond, 4.75%, 02/15/45	5.1%
Federal Home Loan Mortgage Corporation, SD8491, 5.00%, 12/01/54	3.8%
U.S. Treasury Note, 4.00%, 04/30/32	3.8%
U.S. Treasury Note, 4.13%, 11/30/29	3.2%
U.S. Treasury Note, 4.13%, 10/31/29	3.2%
U.S. Treasury Inflation Indexed Bond, 2.13%, 01/15/35	2.8%
U.S. Treasury Note, 4.25%, 05/15/35	2.6%
U.S. Treasury Note, 4.00%, 05/31/30	2.5%
U.S. Treasury Bond, 4.63%, 02/15/55	2.0%
U.S. Treasury Bond, 4.75%, 05/15/55	1.5%
Credit Quality (1)
Any amount shown as 0.0% represents less than 0.1%.
(1) Credit Quality is a measure of credit worthiness and risk of a bond or portfolio, based on the issuer’s financial condition. AAA/Aaa is the highest and D is lowest. If applicable, the Pre-Refunded/Agency category includes bonds which are deemed high-quality investment-grade by the Advisor. If applicable, the Not Rated category includes bonds that are not rated by a Nationally Recognized Statistical Rating Organization. Composite Rating Source: Bloomberg L.P., ratings presented are a blend of a security’s Moody’s, S&P, Fitch and DBRS ratings. The rating agencies are evenly weighted when calculating the composite. Ratings presented may differ when viewed on an agency-by-agency basis.

Credit Quality Explanation [Text Block]	Credit Quality is a measure of credit worthiness and risk of a bond or portfolio, based on the issuer’s financial condition. AAA/Aaa is the highest and D is lowest. If applicable, the Pre-Refunded/Agency category includes bonds which are deemed high-quality investment-grade by the Advisor. If applicable, the Not Rated category includes bonds that are not rated by a Nationally Recognized Statistical Rating Organization. Composite Rating Source: Bloomberg L.P., ratings presented are a blend of a security’s Moody’s, S&P, Fitch and DBRS ratings. The rating agencies are evenly weighted when calculating the composite. Ratings presented may differ when viewed on an agency-by-agency basis.
Credit Ratings Selection [Text Block]	Composite Rating Source: Bloomberg L.P., ratings presented are a blend of a security’s Moody’s, S&P, Fitch and DBRS ratings. The rating agencies are evenly weighted when calculating the composite. Ratings presented may differ when viewed on an agency-by-agency basis.
Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Bond, 4.75%, 02/15/45	5.1%
Federal Home Loan Mortgage Corporation, SD8491, 5.00%, 12/01/54	3.8%
U.S. Treasury Note, 4.00%, 04/30/32	3.8%
U.S. Treasury Note, 4.13%, 11/30/29	3.2%
U.S. Treasury Note, 4.13%, 10/31/29	3.2%
U.S. Treasury Inflation Indexed Bond, 2.13%, 01/15/35	2.8%
U.S. Treasury Note, 4.25%, 05/15/35	2.6%
U.S. Treasury Note, 4.00%, 05/31/30	2.5%
U.S. Treasury Bond, 4.63%, 02/15/55	2.0%
U.S. Treasury Bond, 4.75%, 05/15/55	1.5%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FIXD or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Board of Trustees of the Trust (the “Board”) terminated the Fund’s investment sub-advisory agreement with TCW Investment Management Company LLC, the Fund’s former investment sub-advisor. The Board and the Fund’s shareholders also approved a new investment sub-advisory agreement with Smith Capital Investors, LLC ("Smith Capital"), the Fund’s new investment sub-advisor. Due to the sub-advisor change, the name of the Fund was changed and certain of the Fund’s non-fundamental investment policies were revised to reflect the way in which Smith Capital seeks to achieve the Fund’s investment objective and to reflect Smith Capital’s general fixed-income investment philosophy. The Fund’s principal investment strategies and principal risks were revised accordingly.

Material Fund Change Strategies [Text Block]	The Fund’s principal investment strategies and principal risks were revised accordingly.
Material Fund Change Risks Change [Text Block]	The Fund’s principal investment strategies and principal risks were revised accordingly.
Material Fund Change Adviser [Text Block]	During the fiscal year ended August 31, 2025, the Board of Trustees of the Trust (the “Board”) terminated the Fund’s investment sub-advisory agreement with TCW Investment Management Company LLC, the Fund’s former investment sub-advisor. The Board and the Fund’s shareholders also approved a new investment sub-advisory agreement with Smith Capital Investors, LLC ("Smith Capital"), the Fund’s new investment sub-advisor.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FIXD or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FIXD
C000224230 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Buffer ETF - January
Class Name	FT Vest U.S. Equity Buffer ETF - January
Trading Symbol	FJAN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - January (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FJAN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FJAN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - January	$90	0.85%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 10.68% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	8.77%
Changes in other Variables	2.76%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (January 15, 2021 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (1/15/21)
FT Vest U.S. Equity Buffer ETF - January	10.68%	11.20%
S&P 500® Index	15.88%	14.04%

Performance Inception Date	Jan. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FJAN for more recent performance information.
Net Assets	$ 1,117,615,486
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 7,724,762
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$1,117,615,486
Total number of portfolio holdings	5
Total advisory fee paid	$7,724,762
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.7%
Purchased Options	101.4%
Written Options	(2.0%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FJAN or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FJAN or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FJAN
C000223226 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityDeep Buffer ETF - December
Class Name	FT Vest U.S. EquityDeep Buffer ETF - December
Trading Symbol	DDEC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - December (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DDEC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DDEC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - December	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 9.54% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	6.84%
Changes in other Variables	3.55%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 18, 2020 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (12/18/20)
FT Vest U.S. Equity Deep Buffer ETF - December	9.54%	7.73%
S&P 500® Index	15.88%	14.21%

Performance Inception Date	Dec. 18, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/DDEC for more recent performance information.
Net Assets	$ 343,706,113
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 2,706,263
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$343,706,113
Total number of portfolio holdings	5
Total advisory fee paid	$2,706,263
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.6%
Purchased Options	101.5%
Written Options	(2.0%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DDEC or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DDEC or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/DDEC
C000224911 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityEnhance & Moderate Buffer ETF - June
Class Name	FT Vest U.S. EquityEnhance & Moderate Buffer ETF - June
Trading Symbol	XJUN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XJUN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XJUN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June	$90	0.85%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 11.04% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	4.81%
Changes in other Variables	7.08%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 12, 2021 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (7/12/21)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June	11.04%	8.63%
S&P 500® Index	15.88%	11.47%

Performance Inception Date	Jul. 12, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/XJUN for more recent performance information.
Net Assets	$ 145,411,882
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 1,359,976
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$145,411,882
Total number of portfolio holdings	6
Total advisory fee paid	$1,359,976
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.0%
Purchased Options	119.5%
Written Options	(20.4%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XJUN or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XJUN or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/XJUN
C000226054 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Nasdaq-100® Buffer ETF - March
Class Name	FT Vest Nasdaq-100® Buffer ETF - March
Trading Symbol	QMAR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest Nasdaq-100® Buffer ETF - March (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QMAR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/QMAR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Buffer ETF - March	$96	0.90%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 12.47% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the Nasdaq-100 Index®, which returned 20.52% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	7.40%
Changes in other Variables	5.97%
Fees and Expenses	-0.90%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (March 19, 2021 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (3/19/21)
FT Vest Nasdaq-100® Buffer ETF - March	12.47%	10.82%
Nasdaq-100 Index®	20.52%	15.30%
S&P 500® Index	15.88%	13.59%

Performance Inception Date	Mar. 19, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/QMAR for more recent performance information.
Net Assets	$ 451,156,948
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 3,873,150
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$451,156,948
Total number of portfolio holdings	5
Total advisory fee paid	$3,873,150
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	107.9%
Written Options	(8.6%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/QMAR or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/QMAR or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/QMAR
C000240892 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityModerate Buffer ETF - February
Class Name	FT Vest U.S. EquityModerate Buffer ETF - February
Trading Symbol	GFEB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - February (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GFEB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/GFEB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - February	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 10.35% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	7.05%
Changes in other Variables	4.15%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (February 17, 2023 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (2/17/23)
FT Vest U.S. Equity Moderate Buffer ETF - February	10.35%	13.02%
S&P 500® Index	15.88%	21.63%

Performance Inception Date	Feb. 17, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/GFEB for more recent performance information.
Net Assets	$ 353,841,070
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 2,691,372
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$353,841,070
Total number of portfolio holdings	5
Total advisory fee paid	$2,691,372
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.7%
Purchased Options	102.7%
Written Options	(3.3%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/GFEB or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/GFEB or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/GFEB
C000241464 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityModerate Buffer ETF - April
Class Name	FT Vest U.S. EquityModerate Buffer ETF - April
Trading Symbol	GAPR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - April (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GAPR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/GAPR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - April	$88	0.85%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 6.77% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	5.68%
Changes in other Variables	1.94%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (April 21, 2023 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (4/21/23)
FT Vest U.S. Equity Moderate Buffer ETF - April	6.77%	12.17%
S&P 500® Index	15.88%	22.55%

Performance Inception Date	Apr. 21, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/GAPR for more recent performance information.
Net Assets	$ 248,207,580
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 1,923,951
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$248,207,580
Total number of portfolio holdings	5
Total advisory fee paid	$1,923,951
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	111.8%
Written Options	(12.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/GAPR or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/GAPR or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/GAPR
C000248801 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Nasdaq-100® ModerateBuffer ETF - November
Class Name	FT Vest Nasdaq-100® ModerateBuffer ETF - November
Trading Symbol	QMNV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest Nasdaq-100® Moderate Buffer ETF - November (the “Fund”) for the period of November 15, 2024 (commencement of investment operations) to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QMNV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/QMNV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Moderate Buffer ETF - November	$75(1)	0.90%(2)
(1)	The Fund commenced investment operations on November 15, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 75	[15]
Expense Ratio, Percent	0.90%	[16]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 10.37% for the period from the Fund’s inception on November 15, 2024 through August 31, 2025. The Fund underperformed its benchmark, the Nasdaq-100 Index®, which returned 15.50% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	6.85%
Changes in other Variables	4.24%
Fees and Expenses (pro-rated annual expense ratio)	-0.72%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (November 15, 2024 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	Since Inception (11/15/24)
FT Vest Nasdaq-100® Moderate Buffer ETF - November	10.37%
Nasdaq-100 Index®	15.50%
S&P 500® Index	11.20%

Performance Inception Date	Nov. 15, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/QMNV for more recent performance information.
Net Assets	$ 33,969,994
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 279,882
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$33,969,994
Total number of portfolio holdings	5
Total advisory fee paid	$279,882
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.5%
Purchased Options	103.8%
Written Options	(4.2%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000248689 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Buffer & Premium Income ETF - March
Class Name	FT Vest U.S. Equity Buffer & Premium Income ETF - March
Trading Symbol	XIMR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Buffer & Premium Income ETF - March (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XIMR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XIMR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer & Premium Income ETF - March	$88	0.85%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 6.89% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	5.40%
Changes in other Variables	2.34%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (March 18, 2024 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (3/18/24)
FT Vest U.S. Equity Buffer & Premium Income ETF - March	6.89%	7.35%
S&P 500® Index	15.88%	18.42%

Performance Inception Date	Mar. 18, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/XIMR for more recent performance information.
Net Assets	$ 40,612,024
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 259,633
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$40,612,024
Total number of portfolio holdings	12
Total advisory fee paid	$259,633
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
U.S. Treasury Bills	3.5%
Money Market Funds	1.2%
Purchased Options	113.7%
Written Options	(18.3%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XIMR or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s annualized target income level was reset based upon prevailing market conditions at the start of each new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XIMR or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/XIMR
C000246128 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Small CapModerate Buffer ETF - November
Class Name	FT Vest U.S. Small CapModerate Buffer ETF - November
Trading Symbol	SNOV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Small Cap Moderate Buffer ETF - November (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/SNOV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/SNOV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Small Cap Moderate Buffer ETF - November	$93	0.90%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 6.69% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the Russell 2000® Index, which returned 8.17% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	4.09%
Changes in other Variables	3.50%
Fees and Expenses	-0.90%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (November 17, 2023 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (11/17/23)
FT Vest U.S. Small Cap Moderate Buffer ETF - November	6.69%	11.47%
Russell 2000® Index	8.17%	18.27%
Russell 3000® Index	15.84%	23.66%

Performance Inception Date	Nov. 17, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/SNOV for more recent performance information.
Net Assets	$ 130,968,192
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 775,559
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$130,968,192
Total number of portfolio holdings	5
Total advisory fee paid	$775,559
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.5%
Purchased Options	100.5%
Written Options	(0.9%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/SNOV or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/SNOV or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/SNOV
C000245575 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May
Class Name	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May
Trading Symbol	XMAY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XMAY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XMAY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 10.20% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	5.76%
Changes in other Variables	5.29%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (May 17, 2024 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (5/17/24)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May	10.20%	11.01%
S&P 500® Index	15.88%	18.06%

Performance Inception Date	May 17, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/XMAY for more recent performance information.
Net Assets	$ 22,051,778
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 204,488
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$22,051,778
Total number of portfolio holdings	6
Total advisory fee paid	$204,488
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.9%
Purchased Options	118.5%
Written Options	(19.3%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XMAY or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XMAY or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/XMAY
C000242934 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityModerate Buffer ETF - December
Class Name	FT Vest U.S. EquityModerate Buffer ETF - December
Trading Symbol	GDEC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - December (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GDEC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/GDEC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - December	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 9.52% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	6.35%
Changes in other Variables	4.02%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 15, 2023 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (12/15/23)
FT Vest U.S. Equity Moderate Buffer ETF - December	9.52%	11.36%
S&P 500® Index	15.88%	21.78%

Performance Inception Date	Dec. 15, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/GDEC for more recent performance information.
Net Assets	$ 287,148,962
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 2,744,145
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$287,148,962
Total number of portfolio holdings	5
Total advisory fee paid	$2,744,145
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.6%
Purchased Options	101.8%
Written Options	(2.3%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/GDEC or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/GDEC or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/GDEC
C000226537 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Buffer ETF - April
Class Name	FT Vest U.S. Equity Buffer ETF - April
Trading Symbol	FAPR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - April (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FAPR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FAPR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - April	$88	0.85%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 7.70% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	7.83%
Changes in other Variables	0.72%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (April 16, 2021 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (4/16/21)
FT Vest U.S. Equity Buffer ETF - April	7.70%	8.59%
S&P 500® Index	15.88%	12.08%

Performance Inception Date	Apr. 16, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FAPR for more recent performance information.
Net Assets	$ 863,864,628
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 6,344,086
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$863,864,628
Total number of portfolio holdings	5
Total advisory fee paid	$6,344,086
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	109.4%
Written Options	(10.1%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FAPR or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FAPR or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FAPR
C000226051 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityDeep Buffer ETF - March
Class Name	FT Vest U.S. EquityDeep Buffer ETF - March
Trading Symbol	DMAR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - March (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DMAR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DMAR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - March	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 9.31% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	5.62%
Changes in other Variables	4.54%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (March 19, 2021 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (3/19/21)
FT Vest U.S. Equity Deep Buffer ETF - March	9.31%	7.22%
S&P 500® Index	15.88%	13.59%

Performance Inception Date	Mar. 19, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/DMAR for more recent performance information.
Net Assets	$ 358,372,355
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 2,592,791
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$358,372,355
Total number of portfolio holdings	5
Total advisory fee paid	$2,592,791
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.7%
Purchased Options	106.6%
Written Options	(7.2%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DMAR or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DMAR or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/DMAR
C000250352 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Buffer & Premium Income ETF - June
Class Name	FT Vest U.S. Equity Buffer & Premium Income ETF - June
Trading Symbol	XIJN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Buffer & Premium Income ETF - June (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XIJN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XIJN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer & Premium Income ETF - June	$88	0.85%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 7.27% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	5.72%
Changes in other Variables	2.40%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (June 21, 2024 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (6/21/24)
FT Vest U.S. Equity Buffer & Premium Income ETF - June	7.27%	7.71%
S&P 500® Index	15.88%	16.55%

Performance Inception Date	Jun. 21, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/XIJN for more recent performance information.
Net Assets	$ 14,750,290
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 65,207
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$14,750,290
Total number of portfolio holdings	16
Total advisory fee paid	$65,207
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
U.S. Treasury Bills	6.2%
Money Market Funds	0.5%
Purchased Options	108.8%
Written Options	(15.4%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XIJN or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s annualized target income level was reset based upon prevailing market conditions at the start of each new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XIJN or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/XIJN
C000245572 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April
Class Name	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April
Trading Symbol	XAPR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XAPR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XAPR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April	$90	0.85%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 12.66% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	4.57%
Changes in other Variables	8.94%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (April 19, 2024 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (4/19/24)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April	12.66%	14.12%
S&P 500® Index	15.88%	22.81%

Performance Inception Date	Apr. 19, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/XAPR for more recent performance information.
Net Assets	$ 51,603,204
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 284,032
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$51,603,204
Total number of portfolio holdings	6
Total advisory fee paid	$284,032
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.9%
Purchased Options	137.4%
Written Options	(38.2%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XAPR or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XAPR or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/XAPR
C000243422 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityEnhance & Moderate Buffer ETF - July
Class Name	FT Vest U.S. EquityEnhance & Moderate Buffer ETF - July
Trading Symbol	XJUL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XJUL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XJUL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 9.56% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	5.17%
Changes in other Variables	5.24%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 21, 2023 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (7/21/23)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July	9.56%	10.46%
S&P 500® Index	15.88%	19.89%

Performance Inception Date	Jul. 21, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/XJUL for more recent performance information.
Net Assets	$ 47,424,739
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 449,096
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$47,424,739
Total number of portfolio holdings	6
Total advisory fee paid	$449,096
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.1%
Purchased Options	112.9%
Written Options	(13.9%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XJUL or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XJUL or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/XJUL
C000242937 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityModerate Buffer ETF - September
Class Name	FT Vest U.S. EquityModerate Buffer ETF - September
Trading Symbol	GSEP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - September (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GSEP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/GSEP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - September	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 10.04% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	6.49%
Changes in other Variables	4.40%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 15, 2023 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (9/15/23)
FT Vest U.S. Equity Moderate Buffer ETF - September	10.04%	12.05%
S&P 500® Index	15.88%	22.63%

Performance Inception Date	Sep. 15, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/GSEP for more recent performance information.
Net Assets	$ 202,578,895
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 1,833,241
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$202,578,895
Total number of portfolio holdings	5
Total advisory fee paid	$1,833,241
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.3%
Purchased Options	102.4%
Written Options	(2.6%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/GSEP or upon request at 1-800-621-1675 or info@ftportfolios.com.
On September 22, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/GSEP or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/GSEP
C000227373 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Innovation Leaders ETF
Class Name	First Trust Innovation Leaders ETF
Trading Symbol	ILDR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Innovation Leaders ETF (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/ILDR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/ILDR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Innovation Leaders ETF	$85	0.75%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 27.86% for the 12 months ended August 31, 2025. The Fund outperformed its benchmark, the Russell 3000® Growth Index, which returned 22.01% for the same Period.
This outperformance was driven by meaningful positive selection effect.
Key Drivers of Positive Selection Effect:
Beginning in the summer of 2024 multiple large cloud providers began to discuss increased difficulty in procuring electricity supply at favorable rates for new data center construction. Oracle Corp., in particular, called out interest in utilizing emerging small nuclear reactor power in future data center construction. In review of this theme, the investment team found that Section 45U of the Inflation Reduction Act provided tax credits for electricity generated at qualifying nuclear facilities. Owing to an expected increase in electrical demand on new infrastructure that required 5 nines of uptime (99.999%), the energy revolution theme was favored targeting grid modernization and nuclear power. As a result, for the Period, the average industrial sector exposure in the Fund was between 13-14% versus the benchmark’s 6% and the Fund’s average return on industrial companies was 70% for the Period versus 19% for the benchmark’s. Power generation suppliers Siemens Energy AG and GE Vernova, Inc. returned 168% and 125%, respectively for the Period as order books saw health growth with improved pricing. Utility companies also provided a lift to Fund performance as Constellation Energy Corp., a leading owner of existing nuclear production stock, and Oklo, Inc., an emerging pure play small nuclear reactor technology company, returned 58% and 304%, respectively. Separately from the electrification exposure, the aforementioned Oracle Corp. contributed 300 basis points of relative outperformance for the Period. Oracle Corp. cloud solutions saw expanding demand from large language model training and deployment.
Tesla, Inc. was the greatest headwind to Fund performance as the Fund did not own the company and it returned 56% for the period. While Tesla, Inc. remains highly innovative, the electric vehicle market was seen as having more risk that the company’s valuation was reflecting and Elon Musk’s time was split between the company and his engagement with the Department of Government Efficiency as the Trump Administration took office in January of 2025.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (May 25, 2021 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (5/25/21)
First Trust Innovation Leaders ETF	27.86%	10.09%
Russell 3000® Growth Index	22.01%	14.08%
Russell 3000® Index	15.84%	11.13%

Performance Inception Date	May 25, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/ILDR for more recent performance information.
Net Assets	$ 120,804,045
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 463,000
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$120,804,045
Total number of portfolio holdings	81
Total advisory fee paid	$463,000
Portfolio turnover rate	57%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
NVIDIA Corp.	6.8%
Amazon.com, Inc.	6.2%
Oracle Corp.	5.1%
Alphabet, Inc., Class A	3.5%
Microsoft Corp.	3.4%
Schneider Electric SE	3.1%
Eli Lilly & Co.	3.0%
Broadcom, Inc.	2.8%
ServiceNow, Inc.	2.4%
QUALCOMM, Inc.	2.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	6.8%
Amazon.com, Inc.	6.2%
Oracle Corp.	5.1%
Alphabet, Inc., Class A	3.5%
Microsoft Corp.	3.4%
Schneider Electric SE	3.1%
Eli Lilly & Co.	3.0%
Broadcom, Inc.	2.8%
ServiceNow, Inc.	2.4%
QUALCOMM, Inc.	2.3%

C000227834 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest International Equity Moderate Buffer ETF - June
Class Name	FT Vest International Equity Moderate Buffer ETF - June
Trading Symbol	YJUN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest International Equity Moderate Buffer ETF - June (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/YJUN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/YJUN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest International Equity Moderate Buffer ETF - June	$94	0.90%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 9.41% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the MSCI EAFE Index, which returned 13.87% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	9.85%
Changes in other Variables	0.46%
Fees and Expenses	-0.90%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (June 18, 2021 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (6/18/21)
FT Vest International Equity Moderate Buffer ETF - June	9.41%	5.27%
MSCI EAFE Index	13.87%	6.78%

Performance Inception Date	Jun. 18, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/YJUN for more recent performance information.
Net Assets	$ 167,146,575
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 1,434,742
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$167,146,575
Total number of portfolio holdings	5
Total advisory fee paid	$1,434,742
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.1%
Purchased Options	102.6%
Written Options	(3.6%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/YJUN or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/YJUN or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/YJUN
C000231328 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Buffered Allocation Growth ETF
Class Name	FT Vest Buffered Allocation Growth ETF
Trading Symbol	BUFG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest Buffered Allocation Growth ETF (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BUFG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/BUFG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Buffered Allocation Growth ETF	$21(1)	0.20%(1)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.

Expenses Paid, Amount	$ 21	[17]
Expense Ratio, Percent	0.20%	[17]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 10.80% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	10.64%
Changes in other Variables	1.21%
Fees and Expenses**	-1.05%
The Fund holds a portfolio that consists of a number of buffer funds, and thus is exposed to the combinations of FLexible EXchange® Options (“FLEX Options”) held by the funds in its portfolio.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the underlying buffer funds’ Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
** Includes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (October 26, 2021 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (10/26/21)
FT Vest Buffered Allocation Growth ETF	10.80%	7.44%
S&P 500® Index	15.88%	11.05%

Performance Inception Date	Oct. 26, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 31, 2025
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/BUFG for more recent performance information.
Net Assets	$ 280,866,476
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 512,169
Investment Company Portfolio Turnover	190.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$280,866,476
Total number of portfolio holdings	8
Total advisory fee paid	$512,169
Portfolio turnover rate	190%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	100.0%
Money Market Funds	0.0%
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/BUFG or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s diversification status under the Investment Company Act of 1940 changed from non-diversified to diversified. The Fund’s principal investment strategies and principal risks were revised accordingly.

Material Fund Change Strategies [Text Block]	The Fund’s principal investment strategies and principal risks were revised accordingly.
Material Fund Change Risks Change [Text Block]
During the fiscal year ended August 31, 2025, the Fund’s diversification status under the Investment Company Act of 1940 changed from non-diversified to diversified. The Fund’s principal investment strategies and principal risks were revised accordingly.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/BUFG or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/BUFG
C000230301 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityEnhance & Moderate Buffer ETF - December
Class Name	FT Vest U.S. EquityEnhance & Moderate Buffer ETF - December
Trading Symbol	XDEC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XDEC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XDEC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 8.56% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	3.86%
Changes in other Variables	5.55%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 17, 2021 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (12/17/21)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December	8.56%	7.51%
S&P 500® Index	15.88%	11.12%

Performance Inception Date	Dec. 17, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/XDEC for more recent performance information.
Net Assets	$ 190,516,351
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 2,077,230
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$190,516,351
Total number of portfolio holdings	6
Total advisory fee paid	$2,077,230
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.6%
Purchased Options	112.7%
Written Options	(13.2%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XDEC or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XDEC or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/XDEC
C000244790 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityBuffer & Premium Income ETF - September
Class Name	FT Vest U.S. EquityBuffer & Premium Income ETF - September
Trading Symbol	XISE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Buffer & Premium Income ETF - September (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XISE. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XISE
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer & Premium Income ETF - September	$88	0.85%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 6.06% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	5.88%
Changes in other Variables	1.03%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 15, 2023 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (9/15/23)
FT Vest U.S. Equity Buffer & Premium Income ETF - September	6.06%	6.82%
S&P 500® Index	15.88%	22.63%

Performance Inception Date	Sep. 15, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/XISE for more recent performance information.
Net Assets	$ 57,783,460
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 592,744
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$57,783,460
Total number of portfolio holdings	6
Total advisory fee paid	$592,744
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
U.S. Treasury Bills	0.5%
Money Market Funds	0.6%
Purchased Options	112.4%
Written Options	(13.4%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XISE or upon request at 1-800-621-1675 or info@ftportfolios.com.
On September 22, 2025, the Fund’s annualized target income level was reset based upon prevailing market conditions at the start of each new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XISE or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/XISE
C000245574 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityEnhance & Moderate Buffer ETF - January
Class Name	FT Vest U.S. EquityEnhance & Moderate Buffer ETF - January
Trading Symbol	XJAN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XJAN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XJAN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January	$88	0.85%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 8.19% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	4.18%
Changes in other Variables	4.86%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (January 19, 2024 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (1/19/24)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January	8.19%	9.37%
S&P 500® Index	15.88%	21.22%

Performance Inception Date	Jan. 19, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/XJAN for more recent performance information.
Net Assets	$ 41,926,674
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 412,444
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$41,926,674
Total number of portfolio holdings	6
Total advisory fee paid	$412,444
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.7%
Purchased Options	112.8%
Written Options	(13.4%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XJAN or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XJAN or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/XJAN
C000246916 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Small CapModerate Buffer ETF - February
Class Name	FT Vest U.S. Small CapModerate Buffer ETF - February
Trading Symbol	SFEB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Small Cap Moderate Buffer ETF - February (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/SFEB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/SFEB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Small Cap Moderate Buffer ETF - February	$93	0.90%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 6.24% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the Russell 2000® Index, which returned 8.17% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	4.24%
Changes in other Variables	2.90%
Fees and Expenses	-0.90%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (February 16, 2024 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (2/16/24)
FT Vest U.S. Small Cap Moderate Buffer ETF - February	6.24%	8.67%
Russell 2000® Index	8.17%	11.94%
Russell 3000® Index	15.84%	19.05%

Performance Inception Date	Feb. 16, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/SFEB for more recent performance information.
Net Assets	$ 80,855,742
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 641,554
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$80,855,742
Total number of portfolio holdings	5
Total advisory fee paid	$641,554
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	103.2%
Written Options	(3.9%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/SFEB or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/SFEB or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/SFEB
C000245577 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityEnhance & Moderate Buffer ETF - October
Class Name	FT Vest U.S. EquityEnhance & Moderate Buffer ETF - October
Trading Symbol	XOCT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XOCT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XOCT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 8.33% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	2.69%
Changes in other Variables	6.49%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (October 20, 2023 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (10/20/23)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October	8.33%	10.48%
S&P 500® Index	15.88%	27.36%

Performance Inception Date	Oct. 20, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/XOCT for more recent performance information.
Net Assets	$ 116,889,810
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 660,864
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$116,889,810
Total number of portfolio holdings	6
Total advisory fee paid	$660,864
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.4%
Purchased Options	112.0%
Written Options	(12.3%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XOCT or upon request at 1-800-621-1675 or info@ftportfolios.com.
On October 20, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XOCT or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/XOCT
C000230296 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest International Equity Moderate Buffer ETF - September
Class Name	FT Vest International Equity Moderate Buffer ETF - September
Trading Symbol	YSEP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest International Equity Moderate Buffer ETF - September (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/YSEP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/YSEP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest International Equity Moderate Buffer ETF - September	$94	0.90%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 9.06% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the MSCI EAFE Index, which returned 13.87% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	10.38%
Changes in other Variables	-0.42%
Fees and Expenses	-0.90%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 17, 2021 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (9/17/21)
FT Vest International Equity Moderate Buffer ETF - September	9.06%	5.76%
MSCI EAFE Index	13.87%	6.62%

Performance Inception Date	Sep. 17, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/YSEP for more recent performance information.
Net Assets	$ 94,659,628
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 689,105
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$94,659,628
Total number of portfolio holdings	5
Total advisory fee paid	$689,105
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.4%
Purchased Options	100.1%
Written Options	(0.4%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/YSEP or upon request at 1-800-621-1675 or info@ftportfolios.com.
On September 22, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/YSEP or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/YSEP
C000227832 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Nasdaq-100® Buffer ETF - June
Class Name	FT Vest Nasdaq-100® Buffer ETF - June
Trading Symbol	QJUN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest Nasdaq-100® Buffer ETF - June (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QJUN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/QJUN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Buffer ETF - June	$96	0.90%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 14.19% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the Nasdaq-100 Index®, which returned 20.52% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	11.03%
Changes in other Variables	4.06%
Fees and Expenses	-0.90%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (June 18, 2021 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (6/18/21)
FT Vest Nasdaq-100® Buffer ETF - June	14.19%	10.60%
Nasdaq-100 Index®	20.52%	13.83%
S&P 500® Index	15.88%	12.66%

Performance Inception Date	Jun. 18, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/QJUN for more recent performance information.
Net Assets	$ 631,167,316
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 4,772,173
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$631,167,316
Total number of portfolio holdings	5
Total advisory fee paid	$4,772,173
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.0%
Purchased Options	105.3%
Written Options	(6.2%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/QJUN or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/QJUN or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/QJUN
C000226539 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity DeepBuffer ETF - April
Class Name	FT Vest U.S. Equity DeepBuffer ETF - April
Trading Symbol	DAPR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - April (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DAPR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DAPR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - April	$88	0.85%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 5.97% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	5.83%
Changes in other Variables	0.99%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (April 16, 2021 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (4/16/21)
FT Vest U.S. Equity Deep Buffer ETF - April	5.97%	5.72%
S&P 500® Index	15.88%	12.08%

Performance Inception Date	Apr. 16, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/DAPR for more recent performance information.
Net Assets	$ 286,423,745
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 2,105,876
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$286,423,745
Total number of portfolio holdings	5
Total advisory fee paid	$2,105,876
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	112.1%
Written Options	(12.8%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DAPR or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DAPR or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/DAPR
C000245576 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityEnhance & Moderate Buffer ETF - November
Class Name	FT Vest U.S. EquityEnhance & Moderate Buffer ETF - November
Trading Symbol	XNOV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XNOV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XNOV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 8.46% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	3.42%
Changes in other Variables	5.89%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (November 17, 2023 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (11/17/23)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November	8.46%	9.88%
S&P 500® Index	15.88%	23.89%

Performance Inception Date	Nov. 17, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/XNOV for more recent performance information.
Net Assets	$ 25,393,166
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 195,147
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$25,393,166
Total number of portfolio holdings	6
Total advisory fee paid	$195,147
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.5%
Purchased Options	113.3%
Written Options	(13.7%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XNOV or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XNOV or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/XNOV
C000245573 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityEnhance & Moderate Buffer ETF - February
Class Name	FT Vest U.S. EquityEnhance & Moderate Buffer ETF - February
Trading Symbol	XFEB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XFEB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XFEB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 8.59% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	5.04%
Changes in other Variables	4.40%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (February 16, 2024 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (2/16/24)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February	8.59%	9.82%
S&P 500® Index	15.88%	19.63%

Performance Inception Date	Feb. 16, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/XFEB for more recent performance information.
Net Assets	$ 48,468,496
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 345,750
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$48,468,496
Total number of portfolio holdings	6
Total advisory fee paid	$345,750
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	113.8%
Written Options	(14.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XFEB or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XFEB or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/XFEB
C000244041 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Small CapModerate Buffer ETF - August
Class Name	FT Vest U.S. Small CapModerate Buffer ETF - August
Trading Symbol	SAUG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Small Cap Moderate Buffer ETF - August (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/SAUG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/SAUG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Small Cap Moderate Buffer ETF - August	$93	0.90%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 6.28% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the Russell 2000® Index, which returned 8.17% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	4.69%
Changes in other Variables	2.49%
Fees and Expenses	-0.90%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (August 18, 2023 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (8/18/23)
FT Vest U.S. Small Cap Moderate Buffer ETF - August	6.28%	11.11%
Russell 2000® Index	8.17%	14.19%
Russell 3000® Index	15.84%	22.38%

Performance Inception Date	Aug. 18, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/SAUG for more recent performance information.
Net Assets	$ 98,854,611
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 770,445
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$98,854,611
Total number of portfolio holdings	5
Total advisory fee paid	$770,445
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.2%
Purchased Options	105.4%
Written Options	(6.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/SAUG or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/SAUG or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/SAUG
C000248807 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Nasdaq-100® Conservative Buffer ETF - January
Class Name	FT Vest Nasdaq-100® Conservative Buffer ETF - January
Trading Symbol	QCJA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest Nasdaq-100® Conservative Buffer ETF - January (the “Fund”) for the period of January 17, 2025 (commencement of investment operations) to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QCJA. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/QCJA
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Conservative Buffer ETF - January	$58(1)	0.90%(2)
(1)	The Fund commenced investment operations on January 17, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 58	[18]
Expense Ratio, Percent	0.90%	[19]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 6.20% for the period from the Fund’s inception on January 17, 2025 through August 31, 2025. The Fund underperformed its benchmark, the Nasdaq-100 Index®, which returned 9.71% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	4.20%
Changes in other Variables	2.55%
Fees and Expenses (pro-rated annual expense ratio)	-0.55%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (January 17, 2025 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	Since Inception (1/17/25)
FT Vest Nasdaq-100® Conservative Buffer ETF - January	6.20%
Nasdaq-100 Index®	9.71%
S&P 500® Index	8.60%

Performance Inception Date	Jan. 17, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/QCJA for more recent performance information.
Net Assets	$ 49,495,120
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 250,356
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$49,495,120
Total number of portfolio holdings	5
Total advisory fee paid	$250,356
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.6%
Purchased Options	103.7%
Written Options	(4.2%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000249954 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Laddered Small Cap Moderate Buffer ETF
Class Name	FT Vest Laddered Small Cap Moderate Buffer ETF
Trading Symbol	BUFS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest Laddered Small Cap Moderate Buffer ETF (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BUFS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/BUFS
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Laddered Small Cap Moderate Buffer ETF	$10(1)	0.10%(1)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.

Expenses Paid, Amount	$ 10	[20]
Expense Ratio, Percent	0.10%	[20]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 5.25% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the Russell 2000® Index, which returned 8.17% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	4.10%
Changes in other Variables	2.15%
Fees and Expenses**	-1.00%
The Fund holds a portfolio that consists of a number of buffer funds, and thus is exposed to the combinations of FLexible EXchange® Options (“FLEX Options”) held by the funds in its portfolio.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the underlying buffer funds’ Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
** Includes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (May 29, 2024 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (5/29/24)
FT Vest Laddered Small Cap Moderate Buffer ETF	5.25%	8.80%
Russell 2000® Index	8.17%	14.26%
Russell 3000® Index	15.84%	19.18%

Performance Inception Date	May 29, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 31, 2025
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/BUFS for more recent performance information.
Net Assets	$ 92,669,946
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 62,831
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$92,669,946
Total number of portfolio holdings	5
Total advisory fee paid	$62,831
Portfolio turnover rate	2%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	100.0%
Money Market Funds	0.0%
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/BUFS or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s annual unitary management fee was reduced from 0.20% to 0.10% of the Fund’s average daily net assets and the agreement by First Trust Advisors L.P., the Fund’s investment advisor, to waive management fees was terminated.

Material Fund Change Expenses [Text Block]
During the fiscal year ended August 31, 2025, the Fund’s annual unitary management fee was reduced from 0.20% to 0.10% of the Fund’s average daily net assets and the agreement by First Trust Advisors L.P., the Fund’s investment advisor, to waive management fees was terminated.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/BUFS or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/BUFS
C000242935 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityModerate Buffer ETF - November
Class Name	FT Vest U.S. EquityModerate Buffer ETF - November
Trading Symbol	GNOV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - November (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GNOV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/GNOV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - November	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 9.37% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	6.67%
Changes in other Variables	3.55%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (November 17, 2023 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (11/17/23)
FT Vest U.S. Equity Moderate Buffer ETF - November	9.37%	11.88%
S&P 500® Index	15.88%	23.89%

Performance Inception Date	Nov. 17, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/GNOV for more recent performance information.
Net Assets	$ 248,247,624
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 2,090,907
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$248,247,624
Total number of portfolio holdings	5
Total advisory fee paid	$2,090,907
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.5%
Purchased Options	101.8%
Written Options	(2.2%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/GNOV or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/GNOV or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/GNOV
C000242928 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityModerate Buffer ETF - July
Class Name	FT Vest U.S. EquityModerate Buffer ETF - July
Trading Symbol	GJUL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - July (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GJUL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/GJUL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - July	$90	0.85%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 12.04% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	7.26%
Changes in other Variables	5.63%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 21, 2023 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (7/21/23)
FT Vest U.S. Equity Moderate Buffer ETF - July	12.04%	13.14%
S&P 500® Index	15.88%	19.89%

Performance Inception Date	Jul. 21, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/GJUL for more recent performance information.
Net Assets	$ 604,611,941
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 2,948,743
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$604,611,941
Total number of portfolio holdings	5
Total advisory fee paid	$2,948,743
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.0%
Purchased Options	103.4%
Written Options	(4.3%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/GJUL or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/GJUL or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/GJUL
C000261390 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Laddered Enhance & Moderate Buffer ETF
Class Name	FT Vest Laddered Enhance & Moderate Buffer ETF
Trading Symbol	BUFX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest Laddered Enhance & Moderate Buffer ETF (the “Fund”) for the period of June 24, 2025 (commencement of investment operations) to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BUFX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/BUFX
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Laddered Enhance & Moderate Buffer ETF	$2(1) (2)	0.10%(1) (3)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	The Fund commenced investment operations on June 24, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(3)	Annualized.

Expenses Paid, Amount	$ 2	[21],[22]
Expense Ratio, Percent	0.10%	[21],[23]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 2.44% for the period from the Fund’s inception on June 24, 2025 through August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 6.27% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	2.51%
Changes in other Variables	0.11%
Fees and Expenses (pro-rated annual expense ratio)**	-0.18%
The Fund holds a portfolio that consists of a number of buffer funds, and thus is exposed to the combinations of FLexible EXchange® Options (“FLEX Options”) held by the funds in its portfolio.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the underlying buffer funds’ Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
** Includes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (June 24, 2025 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	Since Inception (6/24/25)
FT Vest Laddered Enhance & Moderate Buffer ETF	2.44%
S&P 500® Index	6.27%

Performance Inception Date	Jun. 24, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/BUFX for more recent performance information.
Net Assets	$ 5,150,965
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 622
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$5,150,965
Total number of portfolio holdings	13
Total advisory fee paid	$622
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	100.0%
Money Market Funds	0.0%
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.

C000169819 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Income Opportunities ETF
Class Name	First Trust Income Opportunities ETF
Trading Symbol	FCEF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Income Opportunities ETF (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FCEF. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FCEF
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Income Opportunities ETF	$90(1)	0.85%(1)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.

Expenses Paid, Amount	$ 90	[24]
Expense Ratio, Percent	0.85%	[24]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 11.86% for the 12 months ended August 31, 2025. The Fund underperformed its blended benchmark, which consists of the following two indexes: 60% of the First Trust Equity Closed-End Fund Total Return Index, and 40% of the First Trust Taxable Fixed Income
Closed-End Fund Total Return Index. The blended benchmark returned 13.58% for the same Period.
This underperformance primarily resulted from allocation on the equity side of the portfolio. The main drag on the portfolio for the Period was an over-allocation in the Healthcare sector.  Despite an overall strong equity market, the healthcare space saw an overall loss in the closed-end fund space. Much of this weakness came as a result of the new Trump Administration’s approach to U.S. drug prices, the U.S. Food and Drug Administration, and vaccine mandates.
The Fund continues to focus on funds that offer strong total return potential. While we have seen discounts within the fixed income space all but evaporate during the Period, the potential for action by the Federal Reserve may spur strength in funds underlying net asset values and cause share prices to follow suit.  On the equity side of the ledger, strength in the underlying equity markets continued to push both net asset values and share prices higher. During the Period, the Fund saw great success in the utility and infrastructure space as the growth of Artificial Intelligence was a top headline.
Discounts to net asset value overall narrowed over this Period. This was especially evident in the equity space, where the average discount went from a 7.32% at the end of 2024 fiscal year to a -5.45% at the end of the current fiscal year. In regard to Taxable Fixed Income, closed-end funds experienced almost no change overall during the Period. Here the discounts moved from an average of -0.36% at the end of 2024 fiscal year to an average of -0.48% for the 2025 fiscal year.  The Fund’s overall discount narrowed during the Period from -6.11% to -4.13%.
The Fund continued to make a conscious effort to continue to pay an attractive distribution to shareholders, one that consists predominately of income from the underlying funds.
The Fund will remain opportunistic in identifying opportunities within the closed-end fund space. Strong returns over the past two years have reduced some inefficiencies making it more important to perform proper analysis to identify opportunities. We will remain active inside the portfolio in the year ahead.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 27, 2016 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
(1)
A blended benchmark (the “Blended Benchmark”) comprised 60% of the First Trust Equity Closed-End Fund Total Return Index, a cap-weighted index (based on NAV) designed to provide a broad representation of the equity based closed-end fund universe, and 40% of the First Trust Taxable Fixed Income Closed-End Fund Total Return Index, a cap-weighted index (based on NAV) designed to provide a broad representation of the taxable fixed income closed-end fund universe, has been selected as a secondary benchmark to provide a more direct correlation to the Fund's underlying portfolio. The Blended Benchmark returns are calculated by using the monthly return of the two indices during each period shown above. At the beginning of each month the two indices are rebalanced to a 60-40 ratio to account for divergence from that ratio that occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance for the Blended Benchmark for each period shown above.

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	5 Year	Since Inception (9/27/16)
First Trust Income Opportunities ETF	11.86%	9.49%	7.78%
Russell 3000® Index	15.84%	14.11%	14.43%
Blended Benchmark(1)	13.58%	9.37%	7.57%
(1)
A blended benchmark (the “Blended Benchmark”) comprised 60% of the First Trust Equity Closed-End Fund Total Return Index, a cap-weighted index (based on NAV) designed to provide a broad representation of the equity based closed-end fund universe, and 40% of the First Trust Taxable Fixed Income Closed-End Fund Total Return Index, a cap-weighted index (based on NAV) designed to provide a broad representation of the taxable fixed income closed-end fund universe, has been selected as a secondary benchmark to provide a more direct correlation to the Fund's underlying portfolio. The Blended Benchmark returns are calculated by using the monthly return of the two indices during each period shown above. At the beginning of each month the two indices are rebalanced to a 60-40 ratio to account for divergence from that ratio that occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance for the Blended Benchmark for each period shown above.

Performance Inception Date	Sep. 27, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FCEF for more recent performance information.
Net Assets	$ 53,724,305
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 366,073
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$53,724,305
Total number of portfolio holdings	59
Total advisory fee paid	$366,073
Portfolio turnover rate	15%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments and percentage of net assets, respectively, of the Fund.
Top Ten Holdings
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class	4.3%
Invesco Variable Rate Investment Grade ETF	3.7%
Eaton Vance Tax-Advantaged Global Dividend Income Fund	3.5%
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	3.3%
Eaton Vance Tax-Advantaged Dividend Income Fund	3.3%
John Hancock Tax-Advantaged Dividend Income Fund	3.2%
abrdn Global Infrastructure Income Fund	3.2%
FS Credit Opportunities Corp.	3.0%
Source Capital, Inc.	2.9%
Gabelli Dividend & Income (The) Trust	2.9%
Fund Allocation
Any amount shown as 0.0% represents less than 0.1%.

Largest Holdings [Text Block]
Top Ten Holdings
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class	4.3%
Invesco Variable Rate Investment Grade ETF	3.7%
Eaton Vance Tax-Advantaged Global Dividend Income Fund	3.5%
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	3.3%
Eaton Vance Tax-Advantaged Dividend Income Fund	3.3%
John Hancock Tax-Advantaged Dividend Income Fund	3.2%
abrdn Global Infrastructure Income Fund	3.2%
FS Credit Opportunities Corp.	3.0%
Source Capital, Inc.	2.9%
Gabelli Dividend & Income (The) Trust	2.9%

C000200735 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Smith Unconstrained Bond ETF
Class Name	First Trust Smith Unconstrained Bond ETF
Trading Symbol	UCON
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Smith Unconstrained Bond ETF (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/UCON. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/UCON
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Smith Unconstrained Bond ETF	$87	0.85%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 5.32% for the 12 months ended August 31, 2025. The Fund outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 3.14% for the same Period.
As of the close of business on May 9, 2025, Smith Capital Investors (“SCI”) replaced the previous investment sub-advisor for the First Trust Smith Unconstrained Bond ETF (“UCON” or the “Fund”). In connection with this change, certain non-fundamental investment policies of the Fund were revised to align with SCI’s approach to pursuing the Fund’s objective and to reflect its general fixed income investment philosophy.
Accordingly, the Fund’s performance and historical returns provided herein that include periods prior to May 9, 2025 reflect the portfolio management strategy of the Fund’s former sub-advisor and are not necessarily indicative of performance that would have been achieved under SCI’s portfolio management and the related investment policy changes.
During the period from May 10, 2025 through August 31, 2025, SCI repositioned the Fund’s portfolio to reflect its investment philosophy at SCI. SCI increased the Fund’s weighting in corporate credit, including in short duration high yield securities, to leverage its core competency in this sector. This strategic shift, the increase in corporate credit, became the most significant positive contributor to performance during the Period. During the same period, both investment grade and high yield spreads tightened, providing a favorable backdrop for corporate credit risk. Within corporate credit, the Fund continues to favor credits where capital allocation is focused on fundamental credit improvement through debt pay-down and deleveraging. SCI’s strategic allocation to short duration high yield securities not only captures significantly higher yield profiles than in recent years with limited incremental risk, but also benefits from reduced forecasting error inherent in short-term liquidity evaluations compared to longer-term fundamental projections.
During the period from May 10, 2025 through August 31, 2025, the Fund’s performance detractors were primarily in the securitized and Treasury allocations. Both the securitized and Treasury sleeves experienced modest relative underperformance versus the benchmark, largely due to yield curve positioning. The Treasury sleeve’s underperformance was further amplified by its use as a mechanism to balance out yield curve positioning from the aforementioned sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (June 4, 2018 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	5 Year	Since Inception (6/4/18)
First Trust Smith Unconstrained Bond ETF	5.32%	2.96%	3.72%
ICE BofA 3-Month U.S. Treasury Bill Index	4.48%	2.91%	2.58%
ICE BofA US Dollar 3-Month Deposit Offered Rate Average Index(1)	4.66%	3.13%	2.81%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.90%
(1)
On May 31, 2023, the ICE BofA US Dollar 3-Month Deposit Offered Rate Average Index was replaced as a securities market index for the Fund with the ICE BofA 3‑Month US Treasury Bill Index in connection with the phase out of the London interbank offered rate.

Performance Inception Date	Jun. 04, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	On May 31, 2023, the ICE BofA US Dollar 3-Month Deposit Offered Rate Average Index was replaced as a securities market index for the Fund with the ICE BofA 3‑Month US Treasury Bill Index in connection with the phase out of the London interbank offered rate.
Material Change Date	Aug. 31, 2025
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/UCON for more recent performance information.
Net Assets	$ 2,952,657,464
Holdings Count | Holding	400
Advisory Fees Paid, Amount	$ 26,900,745
Investment Company Portfolio Turnover	305.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$2,952,657,464
Total number of portfolio holdings	400
Total advisory fee paid	$26,900,745
Portfolio turnover rate	305%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
U.S. Treasury Note, 4.50%, 05/15/27	6.4%
U.S. Treasury Note, 3.75%, 04/15/28	5.4%
U.S. Treasury Note, 4.00%, 05/31/30	3.4%
Federal Home Loan Mortgage Corporation, SD8491, 5.00%, 12/01/54	3.3%
U.S. Treasury Note, 4.25%, 01/31/30	3.1%
U.S. Treasury Bond, 4.75%, 02/15/45	2.3%
U.S. Treasury Inflation Indexed Bond, 1.63%, 10/15/29	2.2%
U.S. Treasury Note, 3.50%, 09/30/29	2.1%
U.S. Treasury Note, 3.75%, 06/30/27	1.7%
U.S. Treasury Note, 4.25%, 05/15/35	1.2%
Credit Quality (1)
Any amount shown as 0.0% represents less than 0.1%.
(1) Credit Quality is a measure of credit worthiness and risk of a bond or portfolio, based on the issuer’s financial condition. AAA/Aaa is the highest and D is lowest. If applicable, the Pre-Refunded/Agency category includes bonds which are deemed high-quality investment-grade by the Advisor. If applicable, the Not Rated category includes bonds that are not rated by a Nationally Recognized Statistical Rating Organization. Composite Rating Source: Bloomberg L.P., ratings presented are a blend of a security’s Moody’s, S&P, Fitch and DBRS ratings. The rating agencies are evenly weighted when calculating the composite. Ratings presented may differ when viewed on an agency-by-agency basis.

Credit Quality Explanation [Text Block]	Credit Quality is a measure of credit worthiness and risk of a bond or portfolio, based on the issuer’s financial condition. AAA/Aaa is the highest and D is lowest. If applicable, the Pre-Refunded/Agency category includes bonds which are deemed high-quality investment-grade by the Advisor. If applicable, the Not Rated category includes bonds that are not rated by a Nationally Recognized Statistical Rating Organization. Composite Rating Source: Bloomberg L.P., ratings presented are a blend of a security’s Moody’s, S&P, Fitch and DBRS ratings. The rating agencies are evenly weighted when calculating the composite. Ratings presented may differ when viewed on an agency-by-agency basis.
Credit Ratings Selection [Text Block]	Composite Rating Source: Bloomberg L.P., ratings presented are a blend of a security’s Moody’s, S&P, Fitch and DBRS ratings. The rating agencies are evenly weighted when calculating the composite. Ratings presented may differ when viewed on an agency-by-agency basis.
Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Note, 4.50%, 05/15/27	6.4%
U.S. Treasury Note, 3.75%, 04/15/28	5.4%
U.S. Treasury Note, 4.00%, 05/31/30	3.4%
Federal Home Loan Mortgage Corporation, SD8491, 5.00%, 12/01/54	3.3%
U.S. Treasury Note, 4.25%, 01/31/30	3.1%
U.S. Treasury Bond, 4.75%, 02/15/45	2.3%
U.S. Treasury Inflation Indexed Bond, 1.63%, 10/15/29	2.2%
U.S. Treasury Note, 3.50%, 09/30/29	2.1%
U.S. Treasury Note, 3.75%, 06/30/27	1.7%
U.S. Treasury Note, 4.25%, 05/15/35	1.2%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/UCON or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Board of Trustees of the Trust (the “Board”) terminated the Fund’s investment sub-advisory agreement with TCW Investment Management Company LLC, the Fund’s former investment sub-advisor. The Board and the Fund’s shareholders also approved a new investment sub-advisory agreement with Smith Capital Investors, LLC (“Smith Capital”), the Fund’s new investment sub-advisor. Due to the sub-advisor change, the name of the Fund was changed and certain of the Fund’s non-fundamental investment policies were revised to reflect the way in which Smith Capital seeks to achieve the Fund’s investment objective and to reflect Smith Capital’s general fixed-income investment philosophy. The Fund’s principal investment strategies and principal risks were revised accordingly.

Material Fund Change Strategies [Text Block]	The Fund’s principal investment strategies and principal risks were revised accordingly.
Material Fund Change Risks Change [Text Block]	The Fund’s principal investment strategies and principal risks were revised accordingly.
Material Fund Change Adviser [Text Block]	During the fiscal year ended August 31, 2025, the Board of Trustees of the Trust (the “Board”) terminated the Fund’s investment sub-advisory agreement with TCW Investment Management Company LLC, the Fund’s former investment sub-advisor. The Board and the Fund’s shareholders also approved a new investment sub-advisory agreement with Smith Capital Investors, LLC (“Smith Capital”), the Fund’s new investment sub-advisor.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/UCON or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/UCON
C000211018 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityDeep Buffer ETF - August
Class Name	FT Vest U.S. EquityDeep Buffer ETF - August
Trading Symbol	DAUG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - August (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DAUG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DAUG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - August	$90	0.85%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 11.04% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	6.04%
Changes in other Variables	5.85%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (November 6, 2019 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	5 Year	Since Inception (11/6/19)
FT Vest U.S. Equity Deep Buffer ETF - August	11.04%	5.91%	6.26%
S&P 500® Index	15.88%	14.74%	15.40%

Performance Inception Date	Nov. 06, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/DAUG for more recent performance information.
Net Assets	$ 332,057,028
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 2,638,783
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$332,057,028
Total number of portfolio holdings	5
Total advisory fee paid	$2,638,783
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.1%
Purchased Options	102.0%
Written Options	(3.0%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DAUG or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DAUG or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/DAUG
C000215122 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Active Factor Large Cap ETF
Class Name	First Trust Active Factor Large Cap ETF
Trading Symbol	AFLG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Active Factor Large Cap ETF (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/AFLG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/AFLG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Active Factor Large Cap ETF	$59	0.55%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 13.76% for the 12 months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
The underperformance was primarily driven by weak results from the low volatility factor and an underweight position in several of the benchmark’s largest constituents. The low volatility factor lagged in the prevailing risk-on environment. Selection and industry effects provided a modest boost to performance over the Period, while momentum exposure contributed positively from a factor standpoint.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 3, 2019 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	5 Year	Since Inception (12/3/19)
First Trust Active Factor Large Cap ETF	13.76%	13.66%	13.05%
S&P 500® Index	15.88%	14.74%	15.46%

Performance Inception Date	Dec. 03, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/AFLG for more recent performance information.
Net Assets	$ 398,677,776
Holdings Count | Holding	269
Advisory Fees Paid, Amount	$ 1,024,160
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$398,677,776
Total number of portfolio holdings	269
Total advisory fee paid	$1,024,160
Portfolio turnover rate	37%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
NVIDIA Corp.	6.4%
Microsoft Corp.	5.1%
Apple, Inc.	5.0%
Meta Platforms, Inc., Class A	2.6%
Alphabet, Inc., Class A	2.3%
Amazon.com, Inc.	2.1%
Cisco Systems, Inc.	1.4%
Altria Group, Inc.	1.3%
Broadcom, Inc.	1.2%
Netflix, Inc.	1.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	6.4%
Microsoft Corp.	5.1%
Apple, Inc.	5.0%
Meta Platforms, Inc., Class A	2.6%
Alphabet, Inc., Class A	2.3%
Amazon.com, Inc.	2.1%
Cisco Systems, Inc.	1.4%
Altria Group, Inc.	1.3%
Broadcom, Inc.	1.2%
Netflix, Inc.	1.1%

C000224232 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityDeep Buffer ETF - January
Class Name	FT Vest U.S. EquityDeep Buffer ETF - January
Trading Symbol	DJAN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - January (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DJAN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DJAN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - January	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 9.45% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	6.62%
Changes in other Variables	3.68%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (January 15, 2021 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (1/15/21)
FT Vest U.S. Equity Deep Buffer ETF - January	9.45%	7.21%
S&P 500® Index	15.88%	14.04%

Performance Inception Date	Jan. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/DJAN for more recent performance information.
Net Assets	$ 350,433,701
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 2,516,705
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$350,433,701
Total number of portfolio holdings	5
Total advisory fee paid	$2,516,705
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.6%
Purchased Options	101.7%
Written Options	(2.2%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DJAN or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DJAN or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/DJAN
C000226050 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Buffer ETF - March
Class Name	FT Vest U.S. Equity Buffer ETF - March
Trading Symbol	FMAR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - March (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FMAR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FMAR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - March	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 9.97% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	7.47%
Changes in other Variables	3.35%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (March 19, 2021 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (3/19/21)
FT Vest U.S. Equity Buffer ETF - March	9.97%	10.34%
S&P 500® Index	15.88%	13.59%

Performance Inception Date	Mar. 19, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FMAR for more recent performance information.
Net Assets	$ 878,439,942
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 7,306,272
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$878,439,942
Total number of portfolio holdings	5
Total advisory fee paid	$7,306,272
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.7%
Purchased Options	105.7%
Written Options	(6.3%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FMAR or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FMAR or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FMAR
C000226055 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest International Equity ModerateBuffer ETF - March
Class Name	FT Vest International Equity ModerateBuffer ETF - March
Trading Symbol	YMAR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest International Equity Moderate Buffer ETF - March (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/YMAR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/YMAR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest International Equity Moderate Buffer ETF - March	$94	0.90%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 7.95% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the MSCI EAFE Index, which returned 13.87% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	10.20%
Changes in other Variables	-1.35%
Fees and Expenses	-0.90%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (March 19, 2021 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (3/19/21)
FT Vest International Equity Moderate Buffer ETF - March	7.95%	5.98%
MSCI EAFE Index	13.87%	7.43%

Performance Inception Date	Mar. 19, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/YMAR for more recent performance information.
Net Assets	$ 134,816,885
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 1,005,400
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$134,816,885
Total number of portfolio holdings	5
Total advisory fee paid	$1,005,400
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	102.1%
Written Options	(2.8%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/YMAR or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/YMAR or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/YMAR
C000241937 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityModerate Buffer ETF - May
Class Name	FT Vest U.S. EquityModerate Buffer ETF - May
Trading Symbol	GMAY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - May (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GMAY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/GMAY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - May	$90	0.85%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 11.54% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	5.92%
Changes in other Variables	6.47%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (May 19, 2023 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (5/19/23)
FT Vest U.S. Equity Moderate Buffer ETF - May	11.54%	13.19%
S&P 500® Index	15.88%	22.55%

Performance Inception Date	May 19, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/GMAY for more recent performance information.
Net Assets	$ 302,980,695
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 2,185,219
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$302,980,695
Total number of portfolio holdings	5
Total advisory fee paid	$2,185,219
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.9%
Purchased Options	104.8%
Written Options	(5.6%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/GMAY or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/GMAY or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/GMAY
C000249956 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Laddered International Moderate Buffer ETF
Class Name	FT Vest Laddered International Moderate Buffer ETF
Trading Symbol	BUFY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest Laddered International Moderate Buffer ETF (the “Fund”) for the period of September 25, 2024 (commencement of investment operations) to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BUFY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/BUFY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Laddered International Moderate Buffer ETF	$10(1) (2)	0.10%(1) (3)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	The Fund commenced investment operations on September 25, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(3)	Annualized.

Expenses Paid, Amount	$ 10	[25],[26]
Expense Ratio, Percent	0.10%	[25],[27]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 7.37% for the period from the Fund’s inception on September 25, 2024 through August 31, 2025. The Fund underperformed its benchmark, the MSCI EAFE Index, which returned 14.17% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	8.50%
Changes in other Variables	-0.20%
Fees and Expenses (pro-rated annual expense ratio)**	-0.93%
The Fund holds a portfolio that consists of a number of buffer funds, and thus is exposed to the combinations of FLexible EXchange® Options (“FLEX Options”) held by the funds in its portfolio.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the underlying buffer funds’ Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
** Includes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 25, 2024 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	Since Inception (9/25/24)
FT Vest Laddered International Moderate Buffer ETF	7.37%
MSCI EAFE Index	14.17%

Performance Inception Date	Sep. 25, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 31, 2025
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/BUFY for more recent performance information.
Net Assets	$ 38,544,731
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 17,157
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$38,544,731
Total number of portfolio holdings	5
Total advisory fee paid	$17,157
Portfolio turnover rate	1%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	100.0%
Money Market Funds	0.0%
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/BUFY or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s annual unitary management fee was reduced from 0.20% to 0.10% of the Fund’s average daily net assets and the agreement by First Trust Advisors L.P., the Fund’s investment advisor, to waive management fees was terminated.

Material Fund Change Expenses [Text Block]
During the fiscal year ended August 31, 2025, the Fund’s annual unitary management fee was reduced from 0.20% to 0.10% of the Fund’s average daily net assets and the agreement by First Trust Advisors L.P., the Fund’s investment advisor, to waive management fees was terminated.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/BUFY or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/BUFY
C000248808 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Nasdaq-100® Conservative Buffer ETF - July
Class Name	FT Vest Nasdaq-100® Conservative Buffer ETF - July
Trading Symbol	QCJL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest Nasdaq-100® Conservative Buffer ETF - July (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QCJL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/QCJL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Conservative Buffer ETF - July	$96	0.90%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 13.29% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the Nasdaq-100 Index®, which returned 20.52% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	8.57%
Changes in other Variables	5.62%
Fees and Expenses	-0.90%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 19, 2024 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (7/19/24)
FT Vest Nasdaq-100® Conservative Buffer ETF - July	13.29%	12.81%
Nasdaq-100 Index®	20.52%	18.56%
S&P 500® Index	15.88%	16.92%

Performance Inception Date	Jul. 19, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/QCJL for more recent performance information.
Net Assets	$ 78,799,486
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 514,374
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$78,799,486
Total number of portfolio holdings	5
Total advisory fee paid	$514,374
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.1%
Purchased Options	104.6%
Written Options	(5.6%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/QCJL or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/QCJL or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/QCJL
C000243421 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityEnhance & Moderate Buffer ETF - August
Class Name	FT Vest U.S. EquityEnhance & Moderate Buffer ETF - August
Trading Symbol	XAUG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XAUG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XAUG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 8.69% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	4.04%
Changes in other Variables	5.50%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (August 18, 2023 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (8/18/23)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August	8.69%	10.38%
S&P 500® Index	15.88%	22.87%

Performance Inception Date	Aug. 18, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/XAUG for more recent performance information.
Net Assets	$ 29,935,938
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 314,334
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$29,935,938
Total number of portfolio holdings	6
Total advisory fee paid	$314,334
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.2%
Purchased Options	111.3%
Written Options	(12.4%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XAUG or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XAUG or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/XAUG
C000242936 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityModerate Buffer ETF - October
Class Name	FT Vest U.S. EquityModerate Buffer ETF - October
Trading Symbol	GOCT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - October (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GOCT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/GOCT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - October	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 9.07% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	6.19%
Changes in other Variables	3.73%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (October 20, 2023 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (10/20/23)
FT Vest U.S. Equity Moderate Buffer ETF - October	9.07%	12.27%
S&P 500® Index	15.88%	27.36%

Performance Inception Date	Oct. 20, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/GOCT for more recent performance information.
Net Assets	$ 219,228,391
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 1,648,546
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$219,228,391
Total number of portfolio holdings	5
Total advisory fee paid	$1,648,546
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.4%
Purchased Options	101.1%
Written Options	(1.4%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/GOCT or upon request at 1-800-621-1675 or info@ftportfolios.com.
On October 20, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/GOCT or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/GOCT
C000242929 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityModerate Buffer ETF - June
Class Name	FT Vest U.S. EquityModerate Buffer ETF - June
Trading Symbol	GJUN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - June (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GJUN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/GJUN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - June	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 9.87% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	7.02%
Changes in other Variables	3.70%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (June 16, 2023 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (6/16/23)
FT Vest U.S. Equity Moderate Buffer ETF - June	9.87%	12.04%
S&P 500® Index	15.88%	20.54%

Performance Inception Date	Jun. 16, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/GJUN for more recent performance information.
Net Assets	$ 339,011,214
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 3,063,804
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$339,011,214
Total number of portfolio holdings	5
Total advisory fee paid	$3,063,804
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.0%
Purchased Options	105.3%
Written Options	(6.2%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/GJUN or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/GJUN or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/GJUN

[1]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[2]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[3]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[4]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[5]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[6]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[7]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[8]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[9]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[10]	Includes excise tax. If this excise tax expense was not included, the expense ratio would have been 0.20%.
[11]	The Fund commenced investment operations on October 18, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[12]	Annualized.
[13]	The Fund commenced investment operations on February 21, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[14]	Annualized.
[15]	The Fund commenced investment operations on November 15, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[16]	Annualized.
[17]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[18]	The Fund commenced investment operations on January 17, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[19]	Annualized.
[20]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[21]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[22]	The Fund commenced investment operations on June 24, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[23]	Annualized.
[24]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[25]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[26]	The Fund commenced investment operations on September 25, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[27]	Annualized.